Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.8%]
Alabama [1.2%]
Black Belt Energy Gas District, Ser C-1, RB
Callable 03/01/29 @ 100
5.250%, 02/01/53(A)	500	$523
California [94.0%]
Anaheim Housing & Public Improvements Authority, RB
Callable 10/01/27 @ 100
5.000%, 10/01/29	375	411
Bay Area Toll Authority, Ser F-1, RB
5.000%, 04/01/31	500	588
Bay Area Toll Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 10/01/24(B)	140	143
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/04/23 @ 100
5.000%, 08/01/25	550	551
California State University, Ser A, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	185	194
California State University, Ser A, RB
5.000%, 11/01/31	170	201
California State, Community Choice Financing Authority, Ser A-1, RB
Callable 05/01/28 @ 100
4.000%, 05/01/53(A)	500	500
California State, Community Choice Financing Authority, Ser S, RB
Callable 09/01/27 @ 101
4.000%, 10/01/52(A)	500	498
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	525	580
California State, Educational Facilities Authority, Ser A, RB, ETM
5.000%, 10/01/25	110	115
California State, GO
5.000%, 08/01/26	1,000	1,064
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,007
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	503
California State, GO
Callable 04/01/29 @ 100
5.000%, 04/01/31	265	298

Description	Face Amount (000)	Value (000)
California State, GO
5.000%, 09/01/31	$500	$589
California State, GO
Callable 04/01/32 @ 100
5.000%, 04/01/33	575	684
California State, GO
Callable 09/01/32 @ 100
5.000%, 09/01/33	215	257
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	500	538
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	575	590
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	101
California State, Health Facilities Financing Authority, Ser A, RB
Callable 08/04/23 @ 100
5.000%, 11/15/25	665	668
California State, Health Facilities Financing Authority, Ser A, RB
Callable 08/15/26 @ 100
5.000%, 08/15/30	500	532
California State, Health Facilities Financing Authority, Sub-Ser PERMANENTE-SUBSER, RB
5.000%, 11/01/27	650	714
California State, Infrastructure & Economic Development Bank, Ser B, RB, ETM
5.000%, 07/01/23	1,150	1,150
California State, Public Works Board, RB
5.000%, 09/01/25	1,510	1,577
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	245	256
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	570	613
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	863
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	359

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB, CA MTG INS
Pre-Refunded @ 100
5.000%, 02/15/26(B)	$550	$580
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	350	372
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	935
Chino Basin Regional Financing Authority, Sub-Ser, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	250	289
County of Sacramento California Airport System Revenue, Sub-Ser E, RB
Callable 07/01/28 @ 100
5.000%, 07/01/32	265	290
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	887
East Side Unified High School District, Ser D, GO
5.000%, 08/01/30	465	538
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	267
Fairfield-Suisun Unified School District, GO
Callable 08/01/28 @ 100
4.000%, 08/01/31	145	153
Golden State Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
5.000%, 06/01/27(B)	500	544
Imperial Irrigation District Electric System Revenue, RB
Callable 11/01/27 @ 100
4.000%, 11/01/32	170	178
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,066
Los Angeles County, Metropolitan Transportation Authority Sales Tax Revenue, RB
5.000%, 06/01/31	270	320

Description	Face Amount (000)	Value (000)
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/26	$260	$276
Los Angeles, Department of Airports, RB
Callable 11/15/29 @ 100
5.000%, 05/15/32	105	120
Los Angeles, Department of Airports, Ser B, RB
Callable 05/15/30 @ 100
5.000%, 05/15/33	100	116
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	684
Los Angeles, Department of Airports, Sub-Ser, RB
Callable 05/15/32 @ 100
5.000%, 05/15/33	125	149
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	417
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	580
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/27	515	560
Los Angeles, Department of Water & Power, Ser B, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	175	189
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	525	550
Los Angeles, Unified School District, Ser B-1, GO
Callable 01/01/28 @ 100
5.000%, 07/01/30	345	380
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/30	150	163
Marin Municipal Water District, Sub-Ser, RB
5.000%, 06/15/32	430	513
Metropolitan Water District of Southern California, Ser A, RB
5.000%, 10/01/31	260	309
Modesto Irrigation District, RB
5.000%, 07/01/31	105	122

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	$335	$336
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	667
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	616
Riverside Community College District, GO
Callable 08/01/29 @ 100
4.000%, 08/01/32	370	396
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	520	538
Riverside County, Public Financing Authority, RB, ETM
5.000%, 11/01/25	235	246
Riverside County, Transportation Commission Sales Tax Revenue, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/30	155	169
Riverside County, Transportation Commission Sales Tax Revenue, Ser B, RB
Callable 12/01/27 @ 100
5.000%, 06/01/32	345	378
Riverside Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/27	100	108
Riverside Redevelopment Agency Successor Agency, Ser A, RB
Callable 09/01/28 @ 100
5.000%, 09/01/29	250	277
Riverside Unified School District, Ser C, GO
Callable 08/01/32 @ 100
5.000%, 08/01/34	275	328
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	365	395
San Dieguito Unified High School District, Ser E-2, GO
4.000%, 08/01/30	100	109

Description	Face Amount (000)	Value (000)
San Francisco Bay Area Rapid Transit District, GO
Callable 08/01/29 @ 100
5.000%, 08/01/32	$215	$245
San Francisco Bay Area Rapid Transit District, GO
Callable 08/01/29 @ 100
5.000%, 08/01/33	130	148
San Francisco City & County, Airport Comm-San Francisco International Airport, RB
Callable 05/01/26 @ 100
5.000%, 05/01/29	405	432
San Francisco City & County, Earthquake Saftey, GO
Callable 06/15/29 @ 100
4.000%, 06/15/31	100	108
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	500	524
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	512
San Francisco City & County, Public Utilities Commission, Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
4.000%, 11/01/30	1,040	1,085
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, RB
5.000%, 08/01/27	125	136
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, RB
Callable 08/01/27 @ 100
5.000%, 08/01/28	500	544
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,045	1,064
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	213
Santa Monica-Malibu Unified School District, Ser B, GO
Callable 08/01/29 @ 100
4.000%, 08/01/32	110	119

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	$200	$214
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	214
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	536
University of California, Ser BN, RB
5.000%, 05/15/32	500	602
Western Placer Waste Management Authority, RB
5.000%, 06/01/32	100	119
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,035	1,104
Total California		40,173
New York [1.6%]
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser E-1, RB
5.000%, 11/01/29	600	678
Total Municipal Bonds
(Cost $41,810)		41,374
Short-Term Investment [1.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.880%**	477,408	477
Total Short-Term Investment
(Cost $477)		477
Repurchase Agreement [1.2%]
Barclays (C)
4.950%, dated 06/30/23, repurchased on 10/03/22, 0	500	500
Total Repurchase Agreement
(Cost $500)		500
Total Investments [99.1%]
(Cost $42,787)		$42,351

Percentages are based on Net Assets of $42,716 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2023.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Tri-party Repurchase Agreement.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,374	$—	$41,374
Short-Term Investment	477	—	—	477
Repurchase Agreement	—	500	—	500
Total Investments in Securities	$477	$41,874	$—	$42,351

Amounts designated as "—" are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting

Policies in the Notes to Financial Statements.

CNR-QH-002-2700

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.1%]
Alabama [1.8%]
Black Belt Energy Gas District, Ser B-1, RB
Callable 07/01/27 @ 100
4.000%, 04/01/53(A)	$1,000	$988
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	9,480
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.000%, 10/01/46	2,500	2,602
Southeast Energy Authority A Cooperative District, Ser A-1, RB
Callable 09/01/29 @ 100
5.500%, 01/01/53(A)	1,500	1,595
Southeast Energy Authority A Cooperative District, Ser B, RB
Callable 09/01/31 @ 101
4.000%, 12/01/51(A)	5,000	4,860
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	2,705
Total Alabama		22,230
Alaska [0.3%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	3,500	3,094
Arizona [1.1%]
Arizona Industrial Development Authority
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	292
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	221
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(B)	500	373
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	163

Description	Face Amount (000)	Value (000)
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	$1,000	$713
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,275
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	464
Maricopa County Industrial Development Authority
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,406
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	255
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,059
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,515
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	731
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	1,953
Total Arizona		12,420
Arkansas [0.4%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	4,290
California [7.0%]
California Community Choice Financing Authority
Callable 10/01/30 @ 101
5.250%, 01/01/54(A)	4,875	5,100

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California County Tobacco Securitization Agency, RB
Callable 12/01/30 @ 100
4.000%, 06/01/49	$1,000	$924
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 07/20/23 @ 23
8.585%, 06/01/46(C)	10,000	2,311
California Infrastructure & Economic Development Bank, AMT
Callable 08/04/23 @ 100
3.650%, 01/01/50(A)(B)	2,500	2,489
California Pollution Control Financing Authority, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,070
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	8,500	5,410
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,725
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,034
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	870
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,176
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(B)	625	610
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(B)	875	838
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,068
California State, Municipal Finance Authority, Ser D, RB
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,074

Description	Face Amount (000)	Value (000)
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B) (D)	$5,000	$250
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (D)	1,275	166
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	504
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	500	519
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,121
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,002
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	578
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,488
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	498
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	7,380	7,308
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/46	915	798

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	$2,250	$2,022
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,258
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	11,295	7,457
CSCDA Community Improvement Authority, RB
Callable 07/01/32 @ 100
3.250%, 07/01/56(B)	500	350
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	3,840	2,793
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
7.737%, 06/01/66(C)	38,000	4,130
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	4,065	3,683
Inland Empire, Tobacco Securitization Authority, RB
Callable 07/20/23 @ 43
10.906%, 06/01/36(C)	12,500	5,391
Orange County, Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/47	3,300	3,350
State of California
Callable 09/01/26 @ 100
5.000%, 09/01/27	5,000	5,335
Total California		82,700
Colorado [9.8%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	899
Amber Creek, Metropolitan District, Ser A, GO
Callable 08/04/23 @ 103
5.125%, 12/01/47	1,041	940

Description	Face Amount (000)	Value (000)
Amber Creek, Metropolitan District, Ser A, GO
Callable 08/04/23 @ 103
5.000%, 12/01/37	$715	$681
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,731
Base Village Metropolitan District No. 2, Ser A, GO
Callable 08/04/23 @ 102
5.750%, 12/01/46	3,055	3,062
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(B)	1,100	1,053
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(B)	1,265	1,169
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	581
Broadway Station Metropolitan District No. 3
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,500	1,168
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,678
Canyons Metropolitan District No. 5, Ser A, GO
Callable 08/04/23 @ 103
6.125%, 12/01/47	1,000	980
Canyons Metropolitan District No. 5, Ser A, GO
Callable 08/04/23 @ 103
6.000%, 12/01/37	2,000	1,960
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	460
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,272
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	2,002

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 08/04/23 @ 103
5.000%, 12/01/47	$1,000	$936
Colorado Health Facilities Authority, Ser A
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,041
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,841
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	1,415	1,378
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (E)	2,655	2,743
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (E)	1,515	1,562
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,908
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	2,284
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	5,145	3,751
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,881
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 08/04/23 @ 100
5.750%, 01/01/44	2,000	2,000
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,155

Description	Face Amount (000)	Value (000)
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	$1,400	$1,269
Denver International Business Center Metropolitan District No. 1, Ser A, RB
Callable 06/01/24 @ 100
4.000%, 12/01/48	850	733
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,282
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	646
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,359
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	587
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,013
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	441
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,038
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,147
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,602
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	612
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	485

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	$1,900	$1,761
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	609
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	859
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51	7,335	4,774
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	656
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,738
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,693
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	2,733
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	2,663
Regional Transportation District, RB
4.000%, 07/15/40	500	490
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,302
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	550	570
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	1,000	1,037
Southglenn, Metropolitan District, GO
Callable 08/04/23 @ 102
5.000%, 12/01/46	1,575	1,458
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	5,000	5,066

Description	Face Amount (000)	Value (000)
Stone Creek, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	$2,000	$1,960
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,285
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	4,352
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,536	1,289
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,246	1,158
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	537
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	98
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	338
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,032
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	226
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	897
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	2,500	2,167
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,233
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	595	624
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	573

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	$1,000	$898
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,410
Total Colorado		116,816
Connecticut [0.1%]
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(B)	1,280	957
Delaware [0.2%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,825
District of Columbia [0.9%]
District of Columbia, Ser A
Callable 09/01/29 @ 100
4.000%, 03/01/39	6,005	6,085
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	4,965	4,623
Total District of Columbia		10,708
Florida [6.9%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,628
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,391
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,427
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,376
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,821
Charlotte County, Industrial Development Authority, RB
Callable 10/01/31 @ 100
5.000%, 10/01/36(B)	2,265	1,970
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	500	412

Description	Face Amount (000)	Value (000)
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(B)	$905	$690
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	750
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
3.474%, 10/01/49(C)	1,325	319
Florida Development Finance, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	2,989
Florida Development Finance, AMT
5.250%, 08/01/29(B)	1,375	1,325
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,821
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	750	615
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	185
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	927
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,607
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51(B)	1,750	1,384
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 07/01/51	780	755
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(B)	2,500	1,543
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(B)	5,000	4,950
Florida State, Development Finance, RB, AMT
Callable 08/04/23 @ 104
7.250%, 07/01/57(A)(B)	3,000	3,051

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
Callable 08/04/23 @ 104
5.000%, 05/01/29(B)	$3,500	$3,335
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,938
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(B)	3,000	3,029
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(B)	2,110	2,134
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,831
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,595
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,607
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,069
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(E)	5,000	5,128
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	1,045	1,061
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	696
Palm Beach County, Health Facilities Authority, RB
Callable 11/15/26 @ 100
5.000%, 11/15/32	1,500	1,519

Description	Face Amount (000)	Value (000)
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	$2,395	$2,023
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43	2,290	2,111
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,540	2,619
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,105	2,180
Total Florida		81,811
Georgia [1.5%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	3,966
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,519
Cobb County Kennestone Hospital Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52	3,365	3,047
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,938
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	601
Main Street Natural Gas, Ser C, RB
Callable 05/01/27 @ 101
4.000%, 08/01/52(A)(B)	4,500	4,350
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(E)	810	825
Total Georgia		18,246
Illinois [11.5%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	600	588

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	$2,000	$2,006
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,519
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,031
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,282
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/35	2,300	2,389
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,250	5,692
Chicago, Board of Education, Ser B, GO
Callable 12/01/31 @ 100
4.000%, 12/01/40	2,500	2,277
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,300	2,256
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,047
Chicago, Midway International Airport, Ser A, RB, AMT
Callable 01/01/24 @ 100
5.000%, 01/01/41	485	485
Chicago, Midway International Airport, Ser B, RB
Callable 08/04/23 @ 100
5.000%, 01/01/35	2,000	2,002
Chicago, O'Hare International Airport, RB, AMT
Callable 01/01/32 @ 100
5.000%, 01/01/48	4,750	4,948
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	9,575
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,397
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,832
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,008

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	$1,500	$1,544
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,069
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,523
Illinois Finance Authority
Callable 12/01/29 @ 100
5.000%, 12/01/44	2,175	2,197
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,502
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	2,029
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,033
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,027
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,016
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,330	4,288
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	227
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	3,420	3,432
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	775
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	373
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	324
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	292

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	$230	$195
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,912
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(B)	4,995	4,691
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,195	2,102
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,022
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,624
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,515
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,171
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	5,000	5,055
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,060
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,040
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,200	3,574
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,834
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	785	750
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,075

Description	Face Amount (000)	Value (000)
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	$1,500	$1,231
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/04/23 @ 100
5.350%, 03/01/31	75	50
State of Illinois, GO
5.000%, 02/01/26	1,000	1,037
Upper Illinois River Valley Development Authority
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,011
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,242
Village of Gilberts, RB
Callable 07/20/23 @ 100
5.000%, 11/15/34	2,419	2,263
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,705	4,620
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	2,415	2,210
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	965	992
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38	1,680	1,272
Total Illinois		136,533
Indiana [1.4%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,212
Anderson Indiana, RB
5.000%, 01/01/25	250	242
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,972
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/30	2,500	2,487
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,539

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	$3,310	$2,863
Terre Haute, Westminster Village Project, RB
Callable 08/04/23 @ 100
6.000%, 08/01/39	2,355	2,090
Total Indiana		16,405
Iowa [0.5%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,835
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
7.674%, 06/01/65(C)	14,000	1,609
PEFA, RB
Callable 06/01/26 @ 101
5.000%, 09/01/49(A)	2,000	2,039
Total Iowa		5,483
Kansas [0.5%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,379
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,114
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46(D)	1,500	255
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36(D)	500	85
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,503
Total Kansas		6,336
Kentucky [0.7%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	842
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(B)	500	476

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	$4,500	$3,393
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,032
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,500
Total Kentucky		8,243
Louisiana [0.8%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,450	5,469
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 08/04/23 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(D)	3,474	—
Parish of State John the Baptist Louisiana, RB
2.200%, 06/01/37(A)	4,000	3,776
Total Louisiana		9,245
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(B)	1,000	994
Maryland [2.2%]
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	762
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
4.875%, 06/01/42	740	709
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,006

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	$1,370	$1,103
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(B)	650	540
Baltimore, Sub-Ser B, RB
Callable 07/25/23 @ 100
3.875%, 06/01/46(B)	350	283
Baltimore, Sub-Ser B, RB
Callable 07/25/23 @ 100
3.700%, 06/01/39(B)	200	167
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,569
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	924
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,238
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,381
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	709
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,135
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	943
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	789
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	743
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/45	5,000	5,123
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,968
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	989

Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	$3,780	$3,804
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	755
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,215
Total Maryland		27,855
Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,321
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	2,500	1,976
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	1,910	1,472
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,789
Total Massachusetts		10,558
Michigan [1.9%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	627
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,175
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	2,985
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,169
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 08/04/23 @ 100
6.500%, 12/01/40	3,745	3,594

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	$4,000	$4,142
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/04/23 @ 100
5.875%, 12/01/30	2,000	1,948
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
9.250%, 06/01/58(C)	28,000	1,112
Michigan Strategic Fund
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	757
State of Michigan Trunk Line Revenue
Callable 11/15/30 @ 100
4.000%, 11/15/39	5,000	5,103
Total Michigan		23,612
Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,615
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 08/04/23 @ 102
5.250%, 06/01/58	2,840	2,369
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,456
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	500	480
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,487
Total Minnesota		8,407
Missouri [2.8%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/04/23 @ 100
4.000%, 03/01/42	1,000	822

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/04/23 @ 100
3.625%, 03/01/33	$500	$437
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/04/23 @ 100
3.000%, 03/01/26	285	272
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,862
Kirkwood Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,348
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,599
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	386
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	1,991
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	1,628
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	378
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	324
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	4,550	4,261

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	$3,000	$2,705
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	1,846
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,711
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	1,796
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,225	1,061
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,355
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,227
University City Industrial Development Authority, Ser A
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,900	1,901
Total Missouri		32,910
Nebraska [0.2%]
Central Plains Energy Project, Ser 1
Callable 07/01/29 @ 100
5.000%, 05/01/53(A)	1,750	1,814
Nevada [1.3%]
Henderson Local Improvement Districts
Callable 03/01/33 @ 100
5.000%, 03/01/43	930	904
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	196

Description	Face Amount (000)	Value (000)
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	$700	$511
Las Vegas, Finance Authority, RB
Callable 07/25/23 @ 100
4.375%, 06/15/35(B)	2,400	2,195
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	870	729
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	745	593
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	167
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	895	901
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	705	603
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	745	717
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	2,290	1,565
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,060	683
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	691
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	91

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	$1,595	$1,569
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(B)	1,000	891
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
6.325%, 07/01/58(B)(C)	17,000	2,198
Total Nevada		15,204
New Hampshire [0.7%]
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	830
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	760
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,122
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	452
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	6,915	5,371
Total New Hampshire		8,535
New Jersey [2.7%]
New Jersey Economic Development Authority
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	412
New Jersey Economic Development Authority
Callable 12/15/28 @ 100
5.000%, 06/15/43	630	656
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/04/23 @ 101
5.250%, 09/15/29	750	752
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,102

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	$1,000	$1,016
New Jersey State, Economic Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/37	3,830	3,893
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,192
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,264
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,337
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,507
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,045
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,033
New Jersey Transportation Trust Fund Authority, Ser A
Callable 06/15/33 @ 100
5.000%, 06/15/37	2,000	2,197
New Jersey Transportation Trust Fund Authority, Ser A
Callable 06/15/33 @ 100
5.000%, 06/15/38	2,000	2,179
Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	2,330	2,339
Total New Jersey		30,924
New Mexico [0.5%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,395
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	487

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	$500	$473
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,601
Total New Mexico		5,956
New York [5.7%]
Build NYC Resource, RB
Callable 07/01/32 @ 100
5.000%, 07/01/42	750	765
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45	875	886
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51	875	878
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/42	4,500	3,335
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	375	262
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,791
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	1,811
Metropolitan Transportation Authority, Ser C-1, RB
Callable 11/15/26 @ 100
5.000%, 11/15/56	3,640	3,647
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,036
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,561
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	1,690	1,738
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A)	4,358	1,961

Description	Face Amount (000)	Value (000)
New York City Housing Development, HUD SECT 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	$1,000	$1,007
New York City Housing Development, HUD SECT 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,010
New York City Housing Development, HUD SECT 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,007
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	911
New York State, Transportation Development, American Airlines, RB, AMT
Callable 07/25/23 @ 100
5.000%, 08/01/26	2,000	2,003
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,730	1,800
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,156
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	2,800	2,860
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,005
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,003
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,897
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,036
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	6,000	5,611
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	4,000	3,791

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	$2,485	$2,541
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,092
Total New York		66,401
North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,413
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	185
North Carolina State, Turnpike Authority, RB, ETM
5.000%, 02/01/24	1,000	1,010
Total North Carolina		2,608
North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	996
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (D)	5,000	2,500
County of Ward North Dakota, Ser C
Callable 06/01/28 @ 100
5.000%, 06/01/38	4,000	3,553
Total North Dakota		7,049
Ohio [4.0%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	8,500	7,867
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	8,345	7,815
Buckeye Tobacco Settlement, Financing Authority, Ser B-3, RB
Callable 06/01/30 @ 22
7.155%, 06/01/57(C)	40,000	4,948

Description	Face Amount (000)	Value (000)
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(B)	$250	$212
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	3,830
Cuyahoga County, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	4,904
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 08/04/23 @ 100
5.000%, 02/15/44	5,000	4,678
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 08/04/23 @ 100
5.000%, 02/15/48	250	231
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	970	919
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,435
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(B)	8,250	7,576
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	1,918
Total Ohio		48,333
Oklahoma [0.6%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 08/04/23 @ 100
5.125%, 04/01/42(D)	4,000	2,000
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(D)	1,622	1
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	927

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	$3,843	$10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	4
Tulsa Airports Improvement Trust, RB, AMT
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	4,000	4,026
Total Oklahoma		6,968
Oregon [0.5%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	809
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	921
Hospital Facilities Authority of Multnomah County Oregon
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	965
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	5,000	3,374
Total Oregon		6,069
Pennsylvania [2.7%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,750
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	3,000	3,019
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,528

Description	Face Amount (000)	Value (000)
Berks County Industrial Development Authority
Callable 11/01/27 @ 100
4.000%, 11/01/50	$3,500	$2,084
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	3,325	1,980
Chester County, Health and Education Facilities Authority, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	1,150	771
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	700	654
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	425	415
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	1,030
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(B)	750	752
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,470	3,270
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,224
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	612
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	769
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	686

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.250%, 06/30/53	$1,500	$1,557
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,212
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,534
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (E)	3,000	3,077
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,214
Total Pennsylvania		31,138
Rhode Island [0.4%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,003
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 07/20/23 @ 18
12.256%, 06/01/52(C)	21,270	3,241
Total Rhode Island		4,244
South Carolina [0.2%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,057
Tennessee [0.5%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,017
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,891
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	913

Description	Face Amount (000)	Value (000)
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	$445	$447
Total Tennessee		6,268
Texas [7.8%]
Alvin Independent School District, Ser B-REMK, GO, PSF-GTD
0.450%, 02/15/36(A)	2,000	1,991
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,287
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	402
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	498
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,500
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 09/01/23 @ 103
7.250%, 09/01/45	475	489
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,274
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(E)	2,000	2,008
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	880
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	1,700	1,701
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,266
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	3,530	3,200

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	$3,000	$3,009
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	1,000	1,012
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,023
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	253
Matagorda County Navigation District No. 1, AMBAC, AMT
5.125%, 11/01/28	1,500	1,572
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,738
Mission, Economic Development, RB, AMT
Callable 07/25/23 @ 104
4.625%, 10/01/31(B)	3,250	3,164
New Hope Cultural Education Facilities Finance, Ser A
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,346
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	3,410	2,878
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	1,250	929
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,774
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	419
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/46(B)	4,385	3,359
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,026	5,586

Description	Face Amount (000)	Value (000)
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	$1,700	$1,737
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	925
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%, 09/01/31(E)	5,000	6,225
Port Beaumont Navigation District, RB
Callable 08/04/23 @ 102
6.000%, 01/01/25(B)	1,525	1,432
Port Beaumont Navigation District, RB, AMT
Callable 08/04/23 @ 102
3.625%, 01/01/35(B)	1,000	798
Port Beaumont Navigation District, RB, AMT
Callable 08/04/23 @ 103
2.875%, 01/01/41(B)	750	488
Port Beaumont Navigation District, RB, AMT
Callable 08/04/23 @ 103
2.750%, 01/01/36(B)	1,000	709
Port of Beaumont, Industrial Development Authority, RB
Callable 08/04/23 @ 102
4.100%, 01/01/28(B)	6,330	5,007
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 08/04/23 @ 100
8.000%, 07/01/38(D)	4,950	1,238
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	3,720	744
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	9,000	4,950
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,010
Texas Department of Housing & Community Affairs, Ser A, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,864

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	$2,000	$1,990
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,635	1,639
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
5.371%, 08/01/36(C)	1,000	562
Total Texas		91,876
Utah [0.3%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,988
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	499
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,587
Total Utah		4,074
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(B)	1,000	987
Virginia [0.7%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,000
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	3,800	3,598
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,130

Description	Face Amount (000)	Value (000)
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	$1,500	$1,375
Total Virginia		8,103
Washington [1.1%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	411
Washington State Housing Finance Commission, Ser A
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	2,860
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,143
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,536
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	283
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	2,400	1,935
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Pre-Refunded @ 100
7.500%, 01/01/24(B) (E)	2,000	2,039
Total Washington		13,207
West Virginia [0.9%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.500%, 06/01/50(B)	1,240	956
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	1,435	1,143
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,192
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,275

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	$5,005	$4,546
Total West Virginia		10,112
Wisconsin [6.8%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,384
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	487
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,483
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,264
Public Finance Authority
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	100	113
Public Finance Authority
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,150
Public Finance Authority
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,467
Public Finance Authority
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	55
Public Finance Authority
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	66
Public Finance Authority
Callable 04/01/32 @ 100
4.000%, 04/01/42(B)	800	671
Public Finance Authority
Callable 04/01/32 @ 100
4.000%, 04/01/52(B)	1,190	917
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/52	2,500	2,486
Public Finance Authority, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(B)	3,000	2,299
Public Finance Authority, RB
Callable 06/01/27 @ 100
4.000%, 06/01/51(B)	715	510
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	2,750	2,211
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	4,000	2,661

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	$600	$489
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,616
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	4,995	4,721
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 08/04/23 @ 102
5.500%, 10/01/49	2,500	2,176
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,028
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,517
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,452
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	1,680	1,216
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	1,920	1,297
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/31 @ 100
3.000%, 08/15/51	1,610	1,148
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 08/04/23 @ 102
5.250%, 12/01/49	4,000	3,417
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	6,125	5,705

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	$3,300	$2,948
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,527
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,023
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,852
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,636
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,500	1,326
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	2,500	2,112
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	5,000	5,057
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 08/04/23 @ 100
5.000%, 07/01/42	1,000	1,000
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,045
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,293

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
5.000%, 07/01/23	$820	$820
Total Wisconsin		80,645
American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,121
Puerto Rico [5.3%]
Children's Trust Fund, RB
Callable 08/04/23 @ 100
5.625%, 05/15/43	2,000	2,010
Commonwealth of Puerto Rico, Ser A, GO
2.591%, 07/01/24(C)	414	397
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/27	2,951	3,108
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/33	6,113	5,807
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/37	2,957	2,653
Commonwealth of Puerto Rico, Sub-Ser Senior
0.000%, 11/01/51(A)	6,800	3,451
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser A
Callable 07/01/32 @ 100
5.000%, 07/01/33(B)	2,000	2,054
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 08/04/23 @ 100
6.750%, 07/01/36(D)	2,605	977
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 08/04/23 @ 100
5.250%, 07/01/30(D)	1,625	609
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 08/04/23 @ 100
5.250%, 07/01/28(D)	2,145	804
Puerto Rico, Electric Power Authority, Ser E-1, RB
10.000%, 01/01/21(D)	3,957	1,484
Puerto Rico, Electric Power Authority, Ser E-2, RB
10.000%, 07/01/21(D)	1,500	562
Puerto Rico, Electric Power Authority, Ser E-3, RB
10.000%, 01/01/22(D)	500	188

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 08/04/23 @ 100
5.250%, 07/01/40(D)	$4,000	$1,500
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	10,167	9,911
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	1,276	1,216
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	14,005	13,900
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.356%, 07/01/24(C)	1,383	1,328
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	10,771	10,208
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	29
Total Puerto Rico		62,196
Total Municipal Bonds
(Cost $1,245,004)		1,159,567
Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.880%**	10,549,964	10,550
Total Short-Term Investment
(Cost $10,550)		10,550
Total Investments [99.0%]
(Cost $1,255,554)		$1,170,117

Percentages are based on net assets of $1,181,940 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2023.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $313,537 (000), representing 26.5% of the net assets of the Fund.
(C)	Zero coupon security.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

CDA — Community Development Administration

Cl — Class

ETM — Escrowed to Maturity

GO — General Obligation

HUD — Housing Urban Development

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

CNR-QH-002-2700

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [51.3%]
Aerospace / Defense [1.0%]
Boeing
2.196%, 02/04/26		$5,400	$4,955
Embraer Netherlands Finance BV
6.950%, 01/17/28		6,550	6,515
Spirit AeroSystems
7.500%, 04/15/25(A)		610	603
Spirit AeroSystems
9.375%, 11/30/29(A)		527	564
TransDigm
6.250%, 03/15/26(A)		6,155	6,124
TransDigm
6.375%, 06/15/26		800	790
TransDigm
6.750%, 08/15/28(A)		825	828
TransDigm UK Holdings
6.875%, 05/15/26		1,950	1,932
Total Aerospace / Defense			22,311
Airlines [0.3%]
Allegiant Travel
7.250%, 08/15/27(A)		1,935	1,928
American Airlines
11.750%, 07/15/25(A)		1,020	1,118
American Airlines
5.500%, 04/20/26(A)		3,610	3,561
Mileage Plus Holdings
6.500%, 06/20/27(A)		1,092	1,095
Total Airlines			7,702
Airport Develop/Maint [0.4%]
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,605
Mexico City Airport Trust
5.500%, 07/31/47		5,100	4,457
Total Airport Develop/Maint			8,062
Appliances [0.1%]
Nobel Bidco BV
3.125%, 06/15/28	EUR	850	727
Auto Rent & Lease [0.1%]
Hertz
4.625%, 12/01/26(A)		775	699
Kapla Holding SAS
8.677%, Euribor 3 Month + 5.500%, 07/15/27(B)	EUR	350	385

Description	Face Amount (000)(1)		Value (000)
Upbound Group
6.375%, 02/15/29(A)		$1,310	$1,163
Total Auto Rent & Lease			2,247
Auto-Med and Heavy Duty Trks [0.1%]
Allison Transmission
4.750%, 10/01/27(A)		1,235	1,164
Automotive [1.4%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,625	1,544
American Honda Finance, MTN
0.750%, 08/09/24		5,400	5,124
Clarios Global
6.750%, 05/15/25(A)		159	159
Dana
5.625%, 06/15/28		475	446
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		224	221
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		1,775	1,448
Ford Motor Credit
4.063%, 11/01/24		2,200	2,129
Ford Motor Credit
5.125%, 06/16/25		1,850	1,799
Ford Motor Credit
3.375%, 11/13/25		1,200	1,115
Ford Motor Credit
6.950%, 03/06/26		2,505	2,518
Ford Motor Credit
5.113%, 05/03/29		1,500	1,391
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	1,988
General Motors Financial
1.500%, 06/10/26		3,250	2,871
IHO Verwaltungs GmbH
4.750%cash/0% PIK, 09/15/26(A)		1,350	1,245
IHO Verwaltungs GmbH
6.000%cash/0% PIK, 05/15/27(A)		1,350	1,270
Panther BF Aggregator 2
8.500%, 05/15/27(A)		3,550	3,556
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		1,500	1,230
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	730
ZF North America Capital
6.875%, 04/14/28(A)		325	329

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
ZF North America Capital
7.125%, 04/14/30(A)		$325	$331
Total Automotive			31,444
Autoparts [0.3%]
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	650	515
Metalsa Sapi De Cv
3.750%, 05/04/31		1,195	941
3.750%, 05/04/31(A)		7,800	6,142
Total Autoparts			7,598
Banking [0.0%]
Ally Financial
5.750%, 11/20/25		225	217
Banks [3.0%]
Akbank
6.800%, 02/06/26		7,600	7,241
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/71(A) (B)		6,000	4,406
Banco de Bogota
6.250%, 05/12/26		2,350	2,269
Banco General
5.250%, H15T10Y + 3.665%, 11/07/71(B)		5,300	4,559
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		5,100	4,646
Banco Mercantil del Norte
6.625%, H15T10Y + 5.034%, 01/24/72(B)		1,085	838
Bancolombia
4.625%, H15T5Y + 2.944%, 12/18/29(B)		6,115	5,205
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/72(B)		5,200	4,293
Bank Negara Indonesia Persero, MTN
3.750%, 03/30/26		2,000	1,846
Bank of Montreal
5.203%, 02/01/28		4,400	4,391
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/33(B)		8,055	6,990
Freedom Mortgage
7.625%, 05/01/26(A)		1,565	1,441

Description	Face Amount (000)(1)		Value (000)
ING Bank, MTN
2.571%, 01/01/28	JPY	301,241	1,660
Ipoteka-Bank ATIB
5.500%, 11/19/25		4,100	3,778
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832%, 05/27/72(B)		4,125	3,785
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/72		3,615	—
Toronto-Dominion Bank, MTN
3.766%, 06/06/25		5,500	5,332
Wells Fargo, MTN
3.550%, 09/29/25		5,400	5,175
Total Banks			67,858
BBH_233 [0.0%]
Rand Parent
8.500%, 02/15/30(A)		885	801
Broadcasting & Cable [0.7%]
Altice Financing
5.000%, 01/15/28(A)		1,520	1,215
Cable One
4.000%, 11/15/30(A)		2,110	1,648
CCO Holdings
7.375%, 03/01/31(A)		2,423	2,361
Charter Communications Operating
5.750%, 04/01/48		730	624
CSC Holdings
11.250%, 05/15/28(A)		820	795
CSC Holdings
6.500%, 02/01/29(A)		2,995	2,421
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		6,250	5,856
6.750%, 10/15/27(A)		1,925	1,804
Total Broadcasting & Cable			16,724
Building & Construction [1.4%]
Allegheny Ludlum
6.950%, 12/15/25		470	474
Apollo Swedish Bidco
8.587%, Euribor 3 Month + 5.000%, 07/05/29(B)	EUR	300	317
Ashton Woods USA
4.625%, 04/01/30(A)		810	691

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)	$1,320	$1,250
Cemex
5.450%, 11/19/29	3,200	3,085
Cemex
3.875%, 07/11/31	2,100	1,768
Cemex
5.125%, H15T5Y + 4.534%, 09/08/71(B)	1,000	890
Cemex
9.125%, H15T5Y + 4.907%, 06/14/72(A) (B)	1,080	1,094
Forestar Group
3.850%, 05/15/26(A)	2,144	1,970
HTA Group
7.000%, 12/18/25	6,400	6,044
Installed Building Products
5.750%, 02/01/28(A)	2,588	2,437
LGI Homes
4.000%, 07/15/29(A)	805	669
New Home
7.250%, 10/15/25(A)	2,665	2,465
Patrick Industries
7.500%, 10/15/27(A)	1,245	1,205
Shea Homes
4.750%, 02/15/28	1,450	1,286
Summit Materials
6.500%, 03/15/27(A)	1,450	1,441
Thor Industries
4.000%, 10/15/29(A)	815	692
TRI Pointe Group
5.875%, 06/15/24	1,725	1,712
Victors Merger
6.375%, 05/15/29(A)	915	622
West China Cement
4.950%, 07/08/26	2,820	2,132
Yuksel Insaat
9.500%, 11/10/15(C)	12,655	127
Total Building & Construction		32,371
Building Materials [0.7%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	319
American Builders & Contractors Supply
3.875%, 11/15/29(A)	400	342
Camelot Return Merger Sub
8.750%, 08/01/28(A)	975	921
Cornerstone Building Brands
6.125%, 01/15/29(A)	275	217

Description	Face Amount (000)(1)	Value (000)
CP Atlas Buyer
7.000%, 12/01/28(A)	$1,575	$1,236
Foundation Building Materials
6.000%, 03/01/29(A)	2,782	2,323
GYP Holdings III
4.625%, 05/01/29(A)	1,475	1,298
Interface
5.500%, 12/01/28(A)	825	669
SRS Distribution
6.125%, 07/01/29(A)	1,025	885
SRS Distribution
6.000%, 12/01/29(A)	2,125	1,834
Standard Industries
5.000%, 02/15/27(A)	3,090	2,945
Standard Industries
4.750%, 01/15/28(A)	1,500	1,397
Standard Industries
3.375%, 01/15/31(A)	375	302
White Capital Buyer
6.875%, 10/15/28(A)	1,125	1,020
White Capital Parent
8.250%cash/0% PIK, 03/15/26(A)	925	886
Total Building Materials		16,594
Building-Heavy Construct [0.9%]
Andrade Gutierrez International
9.000%cash/0% PIK, 12/28/29	44,997	15,524
9.000%cash/0% PIK, 12/28/29(A)	843	291
Odebrecht Holdco Finance
11.542%, 09/10/58(D)	13,874	68
Sitios Latinoamerica
5.375%, 04/04/32(A)	4,570	4,137
Total Building-Heavy Construct		20,020
Cable Satellite [1.5%]
CCO Holdings
5.125%, 05/01/27(A)	4,398	4,096
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,093
CCO Holdings
4.500%, 08/15/30(A)	1,125	937
4.500%, 06/01/33(A)	1,175	923
CCO Holdings
4.250%, 02/01/31(A)	1,425	1,154
4.250%, 01/15/34(A)	900	680
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,290
CSC Holdings
7.500%, 04/01/28(A)	675	385

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CSC Holdings
5.750%, 01/15/30(A)		$2,150	$1,015
CSC Holdings
4.125%, 12/01/30(A)		400	280
CSC Holdings
4.625%, 12/01/30(A)		3,920	1,744
CSC Holdings
3.375%, 02/15/31(A)		400	271
CSC Holdings
4.500%, 11/15/31(A)		975	679
DIRECTV Holdings
5.875%, 08/15/27(A)		1,366	1,237
DISH DBS
7.750%, 07/01/26		1,050	646
DISH DBS
7.375%, 07/01/28		1,125	602
DISH DBS
5.125%, 06/01/29		1,775	824
DISH Network
11.750%, 11/15/27(A)		2,525	2,461
Intelsat Jackson Holdings
5.500%, 08/01/23(C)		725	—
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (C)		875	—
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (C)		525	—
Sirius XM Radio
4.000%, 07/15/28(A)		2,040	1,757
Sirius XM Radio
5.500%, 07/01/29(A)		1,250	1,124
Sirius XM Radio
3.875%, 09/01/31(A)		1,425	1,103
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		2,600	2,384
UPC Broadband Finco BV
4.875%, 07/15/31(A)		2,300	1,893
Virgin Media Finance
5.000%, 07/15/30(A)		250	199
Virgin Media Secured Finance
5.500%, 05/15/29(A)		900	814
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	692
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		2,280	1,896
Ziggo Bond BV
6.000%, 01/15/27(A)		2,500	2,294
Total Cable Satellite			34,473
Chemicals [1.1%]
Axalta Coating Systems
4.750%, 06/15/27(A)		700	660

Description	Face Amount (000)(1)		Value (000)
Axalta Coating Systems
3.375%, 02/15/29(A)		$375	$319
Braskem Idesa SAPI
7.450%, 11/15/29		2,100	1,395
Braskem Idesa SAPI
6.990%, 02/20/32		1,200	777
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)		3,675	3,610
Diamond BC BV
4.625%, 10/01/29(A)		1,350	1,362
Element Solutions
3.875%, 09/01/28(A)		1,375	1,202
HB Fuller
4.250%, 10/15/28		775	690
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,125	1,647
Indorama Ventures Global Services
4.375%, 09/12/24		5,000	4,808
INEOS Finance
6.750%, 05/15/28(A)		1,180	1,134
Italmatch Chemicals
9.098%, Euribor 3 Month + 5.500%, 02/06/28(B)	EUR	937	963
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		950	793
Olympus Water US Holding
7.125%, 10/01/27(A)		375	338
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	948
Olympus Water US Holding
9.625%, 11/15/28	EUR	600	629
Olympus Water US Holding
9.750%, 11/15/28(A)		325	317
Olympus Water US Holding
6.250%, 10/01/29(A)		1,525	1,102
Polar US Borrower
6.750%, 05/15/26(A)		775	457
SCIL IV LLC / SCIL USA Holdings LLC
9.500%, 07/15/28		210	229
WR Grace Holdings
4.875%, 06/15/27(A)		425	394
WR Grace Holdings
5.625%, 08/15/29(A)		625	512
Total Chemicals			24,286
Coal Mining [0.1%]
Mongolian Mining
0.000%, 10/01/71(B)		1,360	1,054
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Warrior Met Coal
7.875%, 12/01/28(A)	$631	$633
Total Coal Mining		1,689
Coatings/Paint [0.1%]
Sherwin-Williams
3.450%, 08/01/25	3,275	3,144
Commercial Serv-Finance [0.0%]
Sabre GLBL
9.250%, 04/15/25(A)	75	70
Sabre GLBL
7.375%, 09/01/25(A)	640	568
Total Commercial Serv-Finance		638
Commercial Services [0.3%]
Bidvest Group UK
3.625%, 09/23/26	5,000	4,449
Live Nation Entertainment
5.625%, 03/15/26(A)	1,830	1,787
SD International Sukuk, MTN
6.300%, 05/09/22(C)	13,384	335
Total Commercial Services		6,571
Communication & Media [0.3%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32	1,505	1,173
5.500%, 01/14/32(A)	8,525	6,645
Total Communication & Media		7,818
Computer System Design & Services [0.2%]
Magnum Holdings
5.375%, 10/31/26(A)	4,900	4,387
Virtusa
7.125%, 12/15/28(A)	350	285
Total Computer System Design & Services		4,672
Computers-Memory Devices [0.0%]
Seagate HDD Cayman
8.250%, 12/15/29(A)	911	952
Construction Machinery [0.1%]
H&E Equipment Services
3.875%, 12/15/28(A)	1,100	952

Description	Face Amount (000)(1)	Value (000)
Ritchie Bros Holdings
6.750%, 03/15/28(A)	$275	$277
Terex
5.000%, 05/15/29(A)	680	632
United Rentals North America
5.500%, 05/15/27	424	417
United Rentals North America
4.875%, 01/15/28	600	571
United Rentals North America
4.000%, 07/15/30	350	310
Total Construction Machinery		3,159
Consumer Cyclical Services [0.6%]
Allied Universal Holdco
6.625%, 07/15/26(A)	700	664
Allied Universal Holdco
9.750%, 07/15/27(A)	1,700	1,503
Allied Universal Holdco
6.000%, 06/01/29(A)	1,900	1,402
Cars.com
6.375%, 11/01/28(A)	1,250	1,151
Garda World Security
4.625%, 02/15/27(A)	650	595
Garda World Security
6.000%, 06/01/29(A)	1,650	1,352
Go Daddy Operating
5.250%, 12/01/27(A)	725	689
GW B-CR Security
9.500%, 11/01/27(A)	1,818	1,756
Match Group
5.000%, 12/15/27(A)	2,045	1,897
Match Group
4.625%, 06/01/28(A)	1,198	1,100
Signal Parent
6.125%, 04/01/29(A)	912	508
Total Consumer Cyclical Services		12,617
Consumer Products [0.3%]
BCPE Empire Holdings
7.625%, 05/01/27(A)	2,875	2,674
Edgewell Personal Care
5.500%, 06/01/28(A)	875	827
Edgewell Personal Care
4.125%, 04/01/29(A)	400	349
Energizer Holdings
6.500%, 12/31/27(A)	1,000	961
Energizer Holdings
4.750%, 06/15/28(A)	500	444

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Energizer Holdings
4.375%, 03/31/29(A)	$1,100	$945
Total Consumer Products		6,200
Consumer Products & Services [0.2%]
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26	4,650	4,510
Containers & Packaging [0.4%]
Graham Packaging
7.125%, 08/15/28(A)	1,195	1,020
Klabin Austria GmbH
3.200%, 01/12/31	9,700	7,755
Klabin Austria GmbH
7.000%, 04/03/49	655	628
Total Containers & Packaging		9,403
Diversified Manufacturing [0.1%]
Gates Global
6.250%, 01/15/26(A)	2,300	2,265
WESCO Distribution
7.250%, 06/15/28(A)	1,000	1,020
Total Diversified Manufacturing		3,285
Drugs [0.7%]
AbbVie
3.800%, 03/15/25	5,400	5,249
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	725	671
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	10,950	10,785
Total Drugs		16,705
E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)	1,025	836
E-Commerce/Services [0.2%]
MercadoLibre
3.125%, 01/14/31	2,330	1,858
Uber Technologies
7.500%, 09/15/27(A)	2,253	2,305
Total E-Commerce/Services		4,163

Description	Face Amount (000)(1)	Value (000)
Electric Utilities [1.6%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39	$5,162	$3,770
AES Gener
7.125%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79(B)	1,480	1,368
Cikarang Listrindo
4.950%, 09/14/26	5,800	5,524
Greenko Power II
4.300%, 12/13/28	668	580
Mercury Chile Holdco
6.500%, 01/24/27(A)	8,100	7,340
Minejesa Capital BV
4.625%, 08/10/30	3,500	3,133
Minejesa Capital BV
5.625%, 08/10/37(A)	5,300	4,147
Mong Duong Finance Holdings BV
5.125%, 05/07/29	8,560	7,511
Pacific Gas and Electric
4.550%, 07/01/30	405	367
Pacific Gas and Electric
4.950%, 07/01/50	1,645	1,292
Southern
5.113%, 08/01/27	450	446
Vistra Operations
5.125%, 05/13/25(A)	1,835	1,789
Total Electric Utilities		37,267
Electric-Transmission [0.3%]
Oryx Funding
5.800%, 02/03/31	7,250	6,999
Energy & Power [0.3%]
Greenko Solar Mauritius
5.950%, 07/29/26	3,800	3,555
India Green Power Holdings
4.000%, 02/22/27	2,600	2,262
Total Energy & Power		5,817
Enterprise Software/Serv [0.4%]
Oracle
2.650%, 07/15/26	5,450	5,037
Salesforce
0.625%, 07/15/24	4,550	4,331
Total Enterprise Software/Serv		9,368
Entertainment & Gaming [0.9%]
CDI Escrow Issuer
5.750%, 04/01/30(A)	1,250	1,167

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Melco Resorts Finance
4.875%, 06/06/25		$3,600	$3,430
Melco Resorts Finance
5.250%, 04/26/26		3,500	3,239
MGM China Holdings
5.250%, 06/18/25		2,700	2,587
Sands China
4.300%, 01/08/26		2,400	2,256
Sands China
3.350%, 03/08/29		6,100	5,084
Wynn Macau
5.500%, 01/15/26(A)		2,525	2,345
Total Entertainment & Gaming			20,108
Finance [0.0%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	359
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	600	544
Total Finance			903
Finance Companies [0.7%]
Navient
6.750%, 06/25/25		950	934
Navient
5.000%, 03/15/27		750	671
Navient
5.500%, 03/15/29		1,025	874
Rocket Mortgage
2.875%, 10/15/26(A)		2,025	1,792
Rocket Mortgage
3.625%, 03/01/29(A)		675	567
Rocket Mortgage
3.875%, 03/01/31(A)		3,130	2,538
Rocket Mortgage
4.000%, 10/15/33(A)		1,763	1,379
United Wholesale Mortgage
5.500%, 11/15/25(A)		4,180	3,978
5.500%, 04/15/29(A)		3,606	3,092
Total Finance Companies			15,825
Financial Services [0.9%]
Capital One Financial
3.750%, 03/09/27		4,350	4,051
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		650	575
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,487
Encore Capital Group
4.250%, 06/01/28	GBP	1,000	973

Description	Face Amount (000)(1)		Value (000)
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		$2,371	$2,330
Iqera Group SAS
9.823%, Euribor 3 Month + 6.500%, 02/15/27(B)	EUR	900	879
Jefferies Finance
5.000%, 08/15/28(A)		595	488
Macquarie Airfinance Holdings
8.375%, 05/01/28(A)		560	567
MGIC Investment
5.250%, 08/15/28		690	651
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		1,205	1,072
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		2,035	1,893
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		1,488	1,296
OEC Finance
7.500%, 03/14/72		35	3
OneMain Finance
9.000%, 01/15/29		600	605
PennyMac Financial Services
5.750%, 09/15/31(A)		1,250	1,020
Radian Group
4.500%, 10/01/24		575	560
Radian Group
6.625%, 03/15/25		749	748
Total Financial Services			20,198
Food & Beverage [0.3%]
Aramark Services
6.375%, 05/01/25(A)		775	774
BellRing Brands
7.000%, 03/15/30(A)		1,475	1,484
Performance Food Group
4.250%, 08/01/29(A)		1,125	1,002
Post Holdings
5.750%, 03/01/27(A)		632	617
Post Holdings
5.625%, 01/15/28(A)		1,075	1,033
US Foods
6.250%, 04/15/25(A)		225	225
US Foods
4.750%, 02/15/29(A)		925	847
Total Food & Beverage			5,982
Food, Beverage & Tobacco [0.9%]
Agrosuper
4.600%, 01/20/32(A)		5,125	4,331
BRF
4.875%, 01/24/30		3,955	3,217

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Health & Happiness H&H International Holdings
5.625%, 10/24/24		$2,500	$2,289
Indofood CBP Sukses Makmur
3.398%, 06/09/31		2,700	2,278
Pilgrim's Pride
5.875%, 09/30/27(A)		665	657
Simmons Foods
4.625%, 03/01/29(A)		1,245	999
Turning Point Brands
5.625%, 02/15/26(A)		1,915	1,748
Tyson Foods
3.550%, 06/02/27		3,500	3,282
Vector Group
5.750%, 02/01/29(A)		2,165	1,883
Total Food, Beverage & Tobacco			20,684
Gaming [1.0%]
Affinity Interactive
6.875%, 12/15/27(A)		1,075	946
Allwyn Entertainment Financing UK
7.448%, Euribor 3 Month + 4.125%, 02/15/28(B)	EUR	1,500	1,633
Boyd Gaming
4.750%, 12/01/27		1,375	1,303
Caesars Entertainment
4.625%, 10/15/29(A)		625	546
Caesars Entertainment
7.000%, 02/15/30(A)		75	75
Churchill Downs
6.750%, 05/01/31(A)		550	544
Colt Merger Sub
6.250%, 07/01/25(A)		2,530	2,518
Colt Merger Sub
8.125%, 07/01/27(A)		3,160	3,233
MGM Resorts International
5.500%, 04/15/27		1,310	1,255
Midwest Gaming Borrower
4.875%, 05/01/29(A)		1,200	1,060
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)		1,750	1,671
Penn Entertainment
5.625%, 01/15/27(A)		250	234
Penn Entertainment
4.125%, 07/01/29(A)		1,710	1,402
Scientific Games Holdings
6.625%, 03/01/30(A)		1,400	1,232
Scientific Games International
8.625%, 07/01/25(A)		1,525	1,557
Station Casinos
4.500%, 02/15/28(A)		4,035	3,622

Description	Face Amount (000)(1)		Value (000)
VICI Properties
5.625%, 05/01/24(A)		$425	$422
VICI Properties
3.500%, 02/15/25(A)		75	72
Total Gaming			23,325
Gas-Distribution [0.0%]
AmeriGas Partners
9.375%, 06/01/28(A)		405	411
Gold Mining [0.5%]
Aris Mining
6.875%, 08/09/26		5,406	3,959
Cia de Minas Buenaventura SAA
5.500%, 07/23/26		9,450	8,204
Total Gold Mining			12,163
Healthcare [1.1%]
AdaptHealth
4.625%, 08/01/29(A)		850	679
AdaptHealth
5.125%, 03/01/30(A)		525	425
Avantor Funding
4.625%, 07/15/28(A)		1,975	1,831
CHS
8.000%, 03/15/26(A)		375	365
CHS
5.625%, 03/15/27(A)		750	661
CHS
6.000%, 01/15/29(A)		250	210
CHS
6.875%, 04/15/29(A)		2,100	1,320
CHS
6.125%, 04/01/30(A)		550	328
DaVita
4.625%, 06/01/30(A)		2,685	2,305
Embecta
5.000%, 02/15/30(A)		475	394
Embecta
6.750%, 02/15/30(A)		1,000	896
Garden Spinco
8.625%, 07/20/30(A)		400	430
Global Medical Response
6.500%, 10/01/25(A)		1,000	550
IQVIA
5.000%, 10/15/26(A)		1,075	1,037
IQVIA
6.500%, 05/15/30(A)		200	202
LifePoint Health
6.750%, 04/15/25(A)		1,524	1,406

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
LifePoint Health
5.375%, 01/15/29(A)		$850	$484
Medline Borrower
5.250%, 10/01/29(A)		4,375	3,796
MPH Acquisition Holdings
5.500%, 09/01/28(A)		1,105	942
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		225	188
Tenet Healthcare
4.875%, 01/01/26		595	579
Tenet Healthcare
5.125%, 11/01/27		2,075	1,981
Tenet Healthcare
6.125%, 10/01/28		2,745	2,643
Tenet Healthcare
4.250%, 06/01/29		525	474
Tenet Healthcare
6.750%, 05/15/31(A)		450	451
Total Healthcare			24,577
Homebuilders/Materials/Construction [0.1%]
Ren10 Holding
7.625%, Euribor 3 Month + 4.375%, 02/01/27(B)	EUR	600	643
Victoria
3.625%, 08/24/26	EUR	500	448
Victoria
3.750%, 03/15/28	EUR	300	256
Total Homebuilders/Materials/Construction			1,347
Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)		1,000	887
Marriott Ownership Resorts
4.750%, 01/15/28		1,970	1,773
Travel + Leisure
6.625%, 07/31/26(A)		1,220	1,211
Total Hotels and Motels			3,871
Human Resources [0.0%]
House of HR Group BV
9.000%, 11/03/29	EUR	200	215
Independent Energy [1.0%]
Antero Resources
7.625%, 02/01/29(A)		159	161

Description	Face Amount (000)(1)		Value (000)
Antero Resources
5.375%, 03/01/30(A)		$775	$710
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		1,780	1,722
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		200	249
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,685	1,657
Berry Petroleum
7.000%, 02/15/26(A)		550	509
Callon Petroleum
6.375%, 07/01/26		1,020	993
Callon Petroleum
8.000%, 08/01/28(A)		815	806
Callon Petroleum
7.500%, 06/15/30(A)		550	519
Carrizo Oil & Gas
8.250%, 07/15/25		325	322
Chesapeake Energy
7.000%, 10/01/24(C) (E)		575	12
Chesapeake Energy
5.500%, 02/01/26(A)		1,435	1,399
Chord Energy
6.375%, 06/01/26(A)		500	495
Civitas Resources
8.375%, 07/01/28(A)		300	303
Civitas Resources
8.750%, 07/01/31(A)		150	152
Comstock Resources
6.750%, 03/01/29(A)		1,835	1,679
Comstock Resources
5.875%, 01/15/30(A)		1,425	1,238
CrownRock
5.625%, 10/15/25(A)		1,400	1,379
Occidental Petroleum
5.875%, 09/01/25		900	894
PDC Energy
6.125%, 09/15/24		387	387
PDC Energy
5.750%, 05/15/26		770	767
Permian Resources Operating
6.875%, 04/01/27(A)		1,475	1,453
Range Resources
4.875%, 05/15/25		397	389
Range Resources
8.250%, 01/15/29		650	674
SM Energy
6.750%, 09/15/26		1,075	1,048
SM Energy
6.625%, 01/15/27		645	627
SM Energy
6.500%, 07/15/28		940	902

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Southwestern Energy
8.375%, 09/15/28		$375	$390
Southwestern Energy
5.375%, 03/15/30		300	280
Southwestern Energy
4.750%, 02/01/32		225	198
Tap Rock Resources
7.000%, 10/01/26(A)		925	953
Ultra Resources
7.125%, 04/15/25		—	—
Total Independent Energy			23,267
Industrial - Other [0.3%]
Emerald Debt Merger Sub
6.625%, 12/15/30(A)		1,850	1,834
Madison IAQ
5.875%, 06/30/29(A)		2,475	2,005
SPX FLOW
8.750%, 04/01/30(A)		2,225	2,002
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		500	454
Vertical US Newco
5.250%, 07/15/27(A)		850	785
Total Industrial - Other			7,080
Industrial Services [0.0%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		731	725
Insurance [0.0%]
Alliant Holdings Intermediate
6.750%, 04/15/28(A)		590	589
Insurance - P&C [1.2%]
AmWINS Group
4.875%, 06/30/29(A)		1,800	1,625
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,294	2,111
AssuredPartners
7.000%, 08/15/25(A)		2,090	2,064
AssuredPartners
5.625%, 01/15/29(A)		2,265	1,960
BroadStreet Partners
5.875%, 04/15/29(A)		3,725	3,232
GTCR AP Finance
8.000%, 05/15/27(A)		900	882
HUB International
7.000%, 05/01/26(A)		3,875	3,863
HUB International
5.625%, 12/01/29(A)		2,100	1,882

Description	Face Amount (000)(1)		Value (000)
HUB International
7.250%, 06/15/30(A)		$600	$620
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	893
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		1,000	1,003
NFP
6.875%, 08/15/28(A)		3,525	3,061
NFP
7.500%, 10/01/30(A)		500	484
Ryan Specialty LLC
4.375%, 02/01/30(A)		400	354
USI
6.875%, 05/01/25(A)		3,025	3,002
Total Insurance - P&C			27,036
Internet Connectiv Svcs [0.1%]
United Group BV
7.448%, Euribor 3 Month + 4.125%, 05/15/25(B)	EUR	1,500	1,623
United Group BV
8.125%, Euribor 3 Month + 4.875%, 02/01/29(A) (B)	EUR	500	499
Total Internet Connectiv Svcs			2,122
Investment Banker/Broker Dealer [0.2%]
Charles Schwab
2.000%, 03/20/28		5,400	4,648
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		2,747	2,376
Leisure [0.3%]
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		1,900	1,701
Six Flags Entertainment
7.250%, 05/15/31(A)		875	852
Viking Cruises
6.250%, 05/15/25(A)		1,835	1,798
VOC Escrow
5.000%, 02/15/28(A)		1,750	1,606
Total Leisure			5,957
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	517

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Hilton Domestic Operating
3.750%, 05/01/29(A)	$925	$821
Hilton Domestic Operating
3.625%, 02/15/32(A)	225	188
Total Lodging		1,526
Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)	830	826
Machinery-General Indust [0.1%]
Chart Industries
7.500%, 01/01/30(A)	1,110	1,132
Marine Services [0.4%]
DP World Salaam
6.000%, H15T5Y + 5.750%, 01/01/72(B)	2,250	2,227
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/24	7,450	7,195
Total Marine Services		9,422
Media Entertainment [1.0%]
Audacy Capital
6.500%, 05/01/27(A)	2,050	31
Audacy Capital
6.750%, 03/31/29(A)	1,350	30
CMG Media
8.875%, 12/15/27(A)	3,268	2,287
Cumulus Media New Holdings
6.750%, 07/01/26(A)	500	344
Diamond Sports Group
5.375%, 08/15/26(A) (C)	250	8
Gray Escrow II
5.375%, 11/15/31(A)	1,780	1,180
Gray Television
5.875%, 07/15/26(A)	400	357
Gray Television
7.000%, 05/15/27(A)	2,000	1,702
iHeartCommunications
6.375%, 05/01/26	444	372
iHeartCommunications
8.375%, 05/01/27	2,624	1,749
Lamar Media
4.875%, 01/15/29	1,525	1,418
Nexstar Broadcasting
5.625%, 07/15/27(A)	1,900	1,771
Nexstar Broadcasting
4.750%, 11/01/28(A)	275	239

Description	Face Amount (000)(1)	Value (000)
Outfront Media Capital
4.250%, 01/15/29(A)	$975	$819
Outfront Media Capital
4.625%, 03/15/30(A)	925	771
ROBLOX
3.875%, 05/01/30(A)	1,000	843
Scripps Escrow II
5.375%, 01/15/31(A)	825	581
Sinclair Television Group
5.125%, 02/15/27(A)	1,375	1,165
Sinclair Television Group
5.500%, 03/01/30(A)	1,200	692
Sinclair Television Group
4.125%, 12/01/30(A)	175	114
Stagwell Global
5.625%, 08/15/29(A)	3,100	2,653
TEGNA
4.625%, 03/15/28	425	375
TEGNA
5.000%, 09/15/29	1,300	1,121
Univision Communications
4.500%, 05/01/29(A)	775	666
Univision Communications
7.375%, 06/30/30(A)	625	595
Urban One
7.375%, 02/01/28(A)	1,500	1,307
Total Media Entertainment		23,190
Medical Labs and Testing Srv [0.0%]
US Acute Care Solutions
6.375%, 03/01/26(A)	1,155	989
Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/19	1,000	50
Surgery Center Holdings
10.000%, 04/15/27(A)	150	153
Tenet Healthcare
4.375%, 01/15/30	645	582
Total Medical Products & Services		785
Medical-HMO [0.3%]
Molina Healthcare
4.375%, 06/15/28(A)	1,245	1,148
UnitedHealth Group
2.375%, 08/15/24	5,400	5,218
Total Medical-HMO		6,366

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Metal-Copper [0.1%]
First Quantum Minerals
7.500%, 04/01/25(A)		$795	$794
Freeport Indonesia, MTN
5.315%, 04/14/32		2,425	2,287
Total Metal-Copper			3,081
Metal-Iron [0.1%]
TMS International
6.250%, 04/15/29(A)		1,950	1,638
Metals & Mining [0.2%]
Cleveland-Cliffs
4.625%, 03/01/29(A)		975	878
Cleveland-Cliffs
6.750%, 04/15/30(A)		200	193
Coeur Mining
5.125%, 02/15/29(A)		1,300	1,072
Vedanta Resources
6.125%, 08/09/24		3,095	2,316
Total Metals & Mining			4,459
Midstream [1.0%]
AmeriGas Partners
5.875%, 08/20/26		1,300	1,222
AmeriGas Partners
5.750%, 05/20/27		425	391
Antero Midstream Partners
7.875%, 05/15/26(A)		250	253
Antero Midstream Partners
5.750%, 03/01/27(A)		3,200	3,083
Cheniere Energy
4.625%, 10/15/28		800	747
CNX Midstream Partners
4.750%, 04/15/30(A)		1,200	1,018
Crestwood Midstream Partners
8.000%, 04/01/29(A)		1,375	1,392
Crestwood Midstream Partners
7.375%, 02/01/31(A)		425	419
DT Midstream
4.375%, 06/15/31(A)		1,500	1,292
EQT Midstream Partners
6.000%, 07/01/25(A)		248	245
EQT Midstream Partners
6.500%, 07/01/27(A)		2,820	2,781
6.500%, 07/15/48		725	656
EQT Midstream Partners
5.500%, 07/15/28		2,425	2,290
Hess Midstream Operations
5.125%, 06/15/28(A)		825	772

Description	Face Amount (000)(1)		Value (000)
Holly Energy Partners
5.000%, 02/01/28(A)		$800	$738
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	702
Suburban Propane Partners
5.875%, 03/01/27		1,000	966
Suburban Propane Partners
5.000%, 06/01/31(A)		675	565
Summit Midstream Holdings
5.750%, 04/15/25		625	568
Targa Resources Partners
6.500%, 07/15/27		1,050	1,043
Targa Resources Partners
5.000%, 01/15/28		500	477
Western Midstream Operating
4.650%, 07/01/26		150	144
Western Midstream Operating
4.750%, 08/15/28		200	190
Western Midstream Operating
5.300%, 03/01/48		1,150	959
Total Midstream			22,913
Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	919	873
Bombardier
7.500%, 03/15/25(A)		317	317
Total Miscellaneous Manufacturing			1,190
Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31		3,200	2,812
Oil Field Services [0.5%]
Archrock Partners
6.875%, 04/01/27(A)		2,350	2,256
Nabors Industries
7.250%, 01/15/26(A)		1,000	933
Nabors Industries
7.375%, 05/15/27(A)		1,555	1,480
Precision Drilling
7.125%, 01/15/26(A)		750	740
Precision Drilling
6.875%, 01/15/29(A)		705	637
Transocean Titan Financing
8.375%, 02/01/28(A)		612	625
USA Compression Partners
6.875%, 04/01/26		2,025	1,984

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Weatherford International
8.625%, 04/30/30(A)		$1,895	$1,924
Total Oil Field Services			10,579
Oil-Field Services [0.0%]
ORO SG Pte
12.000%, 12/20/25		7,866	157
Packaging [0.7%]
ARD Finance
6.500%cash/0% PIK, 06/30/27(A)		2,157	1,749
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		600	475
Ardagh Packaging Finance
5.250%, 08/15/27(A)		2,800	2,370
Ball
6.875%, 03/15/28		475	484
Ball
6.000%, 06/15/29		1,625	1,613
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		3,900	3,440
Mauser Packaging Solutions Holding
7.875%, 08/15/26(A)		675	670
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)		750	692
OI European Group BV
4.750%, 02/15/30(A)		925	828
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		1,475	1,479
Owens-Brockway Glass Container
7.250%, 05/15/31(A)		350	354
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		2,550	2,454
Total Packaging			16,608
Packaging / Paper / Forest Products [0.0%]
Kleopatra Finco Sarl
4.250%, 03/01/26	EUR	700	637
Paper [0.0%]
Graphic Packaging International
4.750%, 07/15/27(A)		300	285

Description	Face Amount (000)(1)		Value (000)
Graphic Packaging International
3.500%, 03/15/28(A)		$300	$269
3.500%, 03/01/29(A)		525	459
Total Paper			1,013
Paper & Related Products [0.2%]
Domtar
6.750%, 10/01/28(A)		764	649
Mativ Holdings
6.875%, 10/01/26(A)		2,315	2,026
Suzano Austria GmbH
5.000%, 01/15/30		2,450	2,288
Total Paper & Related Products			4,963
Petroleum & Fuel Products [5.6%]
California Resources
7.125%, 02/01/26(A)		1,900	1,909
Canacol Energy
5.750%, 11/24/28		980	838
5.750%, 11/24/28(A)		8,828	7,552
Civitas Resources
5.000%, 10/15/26(A)		1,416	1,335
Cosan Luxembourg
7.500%, 06/27/30(A)		3,000	2,971
Cosan Overseas
8.250%, 02/05/72		3,275	3,257
Crestwood Midstream Partners
6.000%, 02/01/29(A)		280	261
Ecopetrol
6.875%, 04/29/30		6,297	5,745
Ecopetrol
8.875%, 01/13/33		1,230	1,218
Ecopetrol
5.875%, 05/28/45		4,500	3,083
Energy Transfer
4.750%, 01/15/26		3,500	3,420
Energy Transfer
6.625%, ICE LIBOR USD 3 Month + 4.155%, 02/15/72(B)		805	616
Ensign Drilling
9.250%, 04/15/24(A)		1,700	1,651
Geopark
5.500%, 01/17/27		10,155	8,241
Hilcorp Energy I
6.250%, 11/01/28(A)		2,616	2,463
KazMunayGas National JSC, MTN
5.375%, 04/24/30		2,550	2,365
Kinder Morgan
4.300%, 06/01/25		5,400	5,266
Kinetik Holdings
5.875%, 06/15/30(A)		1,300	1,237

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Kosmos Energy
7.125%, 04/04/26		$8,600	$7,558
Kosmos Energy
7.500%, 03/01/28		500	414
Leviathan Bond
6.500%, 06/30/27(A)		8,466	8,085
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)		3,585	3,467
Medco Bell Pte
6.375%, 01/30/27		1,610	1,507
Medco Platinum Road Pte
6.750%, 01/30/25		721	711
Nabors Industries
5.750%, 02/01/25		375	363
New Fortress Energy
6.750%, 09/15/25(A)		2,475	2,322
Noble Finance II
8.000%, 04/15/30(A)		540	549
Nostrum Oil & Gas Finance BV
5.000%, 06/30/26		5,018	3,591
Nostrum Oil & Gas Finance BV
14.000%cash/0% PIK, 06/30/26		6,927	2,494
Offshore Drilling Holding
8.375%, 10/19/20		38,575	868
Oro Negro Drilling Pte
0.000%, (D) (E)		3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)		23,137	93
Patterson-UTI Energy
5.150%, 11/15/29		2,080	1,883
Petrobras Global Finance BV
5.500%, 06/10/51		2,600	2,046
Petroleos de Venezuela
8.500%, 10/27/20(C)		10,470	4,136
Petroleos de Venezuela
9.750%, 05/17/35(C)		8,689	308
Petroleos del Peru
4.750%, 06/19/32		2,900	2,194
Petroleos Mexicanos
10.000%, 02/07/33(A)		1,820	1,667
Rockies Express Pipeline
4.950%, 07/15/29(A)		1,450	1,332
Rockies Express Pipeline
7.500%, 07/15/38(A)		1,238	1,130
ShaMaran Petroleum
12.000%, 07/30/25(A)		13,628	12,878
Summit Midstream Holdings
9.000%, 10/15/26(A)		800	777
Tallgrass Energy Partners
7.500%, 10/01/25(A)		1,500	1,497
Talos Production
12.000%, 01/15/26		1,764	1,846

Description	Face Amount (000)(1)		Value (000)
Tengizchevroil Finance International
3.250%, 08/15/30		$6,200	$4,729
Transocean
8.750%, 02/15/30(A)		625	634
Tullow Oil
7.000%, 03/01/25		6,000	3,683
Valaris
8.375%, 04/30/30(A)		599	601
Vital Energy
7.750%, 07/31/29(A)		545	450
Total Petroleum & Fuel Products			127,241
Pharmaceuticals [0.3%]
Bausch Health
5.000%, 01/30/28(A)		625	265
5.000%, 02/15/29(A)		600	249
Bausch Health
6.250%, 02/15/29(A)		1,350	574
Bausch Health
7.250%, 05/30/29(A)		1,950	829
Bausch Health Americas
8.500%, 01/31/27(A)		750	410
Emergent BioSolutions
3.875%, 08/15/28(A)		1,100	640
Grifols Escrow Issuer
4.750%, 10/15/28(A)		1,975	1,714
Organon
5.125%, 04/30/31(A)		1,350	1,114
Syneos Health
3.625%, 01/15/29(A)		500	489
Total Pharmaceuticals			6,284
Pipelines [0.0%]
Allen Media
10.500%, 02/15/28(A)		835	430
Printing & Publishing [0.0%]
Cimpress
7.000%, 06/15/26		807	732
Real Estate [0.2%]
Emeria SASU
7.750%, 03/31/28	EUR	350	353
PCPD Capital
5.125%, 06/18/26		5,000	3,953
Total Real Estate			4,306

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Real Estate Investment Trusts [0.3%]
Brookfield Property REIT
5.750%, 05/15/26(A)		$2,430	$2,227
Brookfield Property REIT
4.500%, 04/01/27(A)		2,765	2,328
MPT Operating Partnership
5.250%, 08/01/26		1,400	1,245
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	784
Total Real Estate Investment Trusts			6,584
Real Estate Oper/Develop [0.9%]
Country Garden Holdings
5.125%, 01/17/25		2,600	1,125
Dar Al-Arkan Sukuk
6.875%, 02/26/27		3,525	3,443
Howard Hughes
5.375%, 08/01/28(A)		1,865	1,660
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	125
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/71(B)		4,775	4,629
Pakuwon Jati
4.875%, 04/29/28		7,800	6,954
Theta Capital Pte
6.750%, 10/31/26		2,000	1,421
Total Real Estate Oper/Develop			19,357
Regional Banks-Non US [0.2%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/71(B)		4,500	4,434
REIT – other [0.0%]
RHP Hotel Properties
7.250%, 07/15/28(A)		200	202
Restaurants [0.2%]
1011778 BC ULC
3.500%, 02/15/29(A)		625	548
1011778 BC ULC
4.000%, 10/15/30(A)		3,600	3,081
KFC Holding
4.750%, 06/01/27(A)		975	941
Yum! Brands
4.750%, 01/15/30(A)		925	866
Total Restaurants			5,436

Description	Face Amount (000)(1)		Value (000)
Retail [1.3%]
Arcos Dorados BV
6.125%, 05/27/29		$2,400	$2,334
Bath & Body Works
6.950%, 03/01/33		843	756
Bath & Body Works
6.750%, 07/01/36		810	728
BlueLinx Holdings
6.000%, 11/15/29(A)		900	787
Fertitta Entertainment
6.750%, 01/15/30(A)		1,835	1,562
FirstCash
4.625%, 09/01/28(A)		815	727
FirstCash
5.625%, 01/01/30(A)		1,659	1,499
Foot Locker
4.000%, 10/01/29(A)		2,140	1,611
Future Retail
5.600%, 01/22/25(C)		16,200	305
InRetail Consumer
3.250%, 03/22/28		2,600	2,233
Macy's Retail Holdings
6.125%, 03/15/32(A)		551	482
Macy's Retail Holdings
5.125%, 01/15/42		700	473
Michaels
5.250%, 05/01/28(A)		2,125	1,717
QVC
4.450%, 02/15/25		292	258
QVC
5.450%, 08/15/34		3,460	1,669
Vivo Energy Investments BV
5.125%, 09/24/27		7,850	7,016
Walgreens Boots Alliance
3.450%, 06/01/26		5,400	5,063
Total Retail			29,220
Retail (non-food/drug) [0.0%]
eG Global Finance
6.250%, 10/30/25	EUR	900	932
Retailers [0.1%]
Academy
6.000%, 11/15/27(A)		1,050	1,008
Asbury Automotive Group
4.625%, 11/15/29(A)		1,100	976
Asbury Automotive Group
5.000%, 02/15/32(A)		350	305
Gap
3.625%, 10/01/29(A)		425	301

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Gap
3.875%, 10/01/31(A)		$450	$307
Total Retailers			2,897
Security Brokers & Dealers [0.7%]
Bank of America, MTN
4.250%, 10/22/26		5,400	5,210
Citigroup
4.450%, 09/29/27		5,400	5,155
Morgan Stanley, MTN
3.125%, 07/27/26		5,450	5,102
Total Security Brokers & Dealers			15,467
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)		4,275	385
Services [0.1%]
Castor
8.776%, Euribor 3 Month + 5.250%, 02/15/29(B)	EUR	2,275	2,309
Summer BC Holdco B SARL
5.750%, 10/31/26	EUR	500	485
Total Services			2,794
Steel & Steel Works [0.3%]
CAP
3.900%, 04/27/31		5,875	4,277
CSN Islands XI
6.750%, 01/28/28		800	742
CSN Resources
5.875%, 04/08/32(A)		1,075	866
Total Steel & Steel Works			5,885
Supermarkets [0.1%]
Albertsons
3.250%, 03/15/26(A)		625	577
Albertsons
7.500%, 03/15/26(A)		1,075	1,093
Albertsons
6.500%, 02/15/28(A)		450	451
Total Supermarkets			2,121
Technology [1.9%]
Ams
7.000%, 07/31/25(A)		475	419

Description	Face Amount (000)(1)		Value (000)
AthenaHealth Group
6.500%, 02/15/30(A)		$3,425	$2,883
Black Knight InfoServ
3.625%, 09/01/28(A)		1,475	1,325
Boxer Parent
9.125%, 03/01/26(A)		1,300	1,293
Capstone Borrower
8.000%, 06/15/30(A)		1,125	1,111
Central Parent
7.250%, 06/15/29(A)		1,800	1,782
Clarivate Science Holdings
3.875%, 07/01/28(A)		350	310
Clarivate Science Holdings
4.875%, 07/01/29(A)		1,575	1,397
Cloud Software Group
6.500%, 03/31/29(A)		2,435	2,168
Cloud Software Group
9.000%, 09/30/29(A)		900	782
Coherent
5.000%, 12/15/29(A)		1,950	1,760
Consensus Cloud Solutions
6.000%, 10/15/26(A)		825	750
Consensus Cloud Solutions
6.500%, 10/15/28(A)		1,400	1,197
Dun & Bradstreet
5.000%, 12/15/29(A)		1,075	948
Elastic
4.125%, 07/15/29(A)		1,325	1,143
Entegris Escrow
5.950%, 06/15/30(A)		1,100	1,055
GoTo Group
5.500%, 09/01/27(A)		1,950	1,073
HealthEquity
4.500%, 10/01/29(A)		1,525	1,344
Helios Software Holdings
4.625%, 05/01/28(A)		1,400	1,190
Iron Mountain
7.000%, 02/15/29(A)		1,075	1,077
McAfee
7.375%, 02/15/30(A)		3,400	2,956
Millennium Escrow
6.625%, 08/01/26(A)		900	662
NCR
5.000%, 10/01/28(A)		700	624
NCR
5.125%, 04/15/29(A)		2,540	2,249
NCR
5.250%, 10/01/30(A)		1,050	913
Open Text
3.875%, 02/15/28(A)		1,600	1,409
Rackspace Technology Global
3.500%, 02/15/28(A)		1,000	450

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Rackspace Technology Global
5.375%, 12/01/28(A)		$1,175	$366
Rocket Software
6.500%, 02/15/29(A)		2,300	1,936
Science Applications International
4.875%, 04/01/28(A)		400	372
Seagate HDD Cayman
9.625%, 12/01/32(A)		1,651	1,821
Sensata Technologies BV
4.000%, 04/15/29(A)		600	534
Sensata Technologies BV
5.875%, 09/01/30(A)		475	462
SS&C Technologies
5.500%, 09/30/27(A)		1,325	1,269
Synaptics
4.000%, 06/15/29(A)		400	335
TTM Technologies
4.000%, 03/01/29(A)		775	659
Veritas US
7.500%, 09/01/25(A)		650	528
Viavi Solutions
3.750%, 10/01/29(A)		325	276
ZipRecruiter
5.000%, 01/15/30(A)		1,840	1,567
Total Technology			44,395
Technology, Electronics, Software & IT [0.0%]
Cedacri Mergeco SPA
7.948%, Euribor 3 Month + 4.625%, 05/15/28(B)	EUR	790	817
Telecommunications [0.1%]
Altice Financing
4.250%, 08/15/29	EUR	900	752
Altice France
3.375%, 01/15/28	EUR	100	79
Altice France
4.000%, 07/15/29	EUR	700	546
Altice France Holding
4.000%, 02/15/28	EUR	475	252
Eolo
4.875%, 10/21/28	EUR	400	325
Total Telecommunications			1,954
Telephones & Telecommunications [3.0%]
Altice France
8.125%, 02/01/27(A)		1,325	1,141
Altice France Holding
10.500%, 05/15/27(A)		520	315

Description	Face Amount (000)(1)		Value (000)
Altice France Holding
6.000%, 02/15/28(A)		$325	$158
Axian Telecom
7.375%, 02/16/27(A)		7,920	7,247
Axtel
6.375%, 11/14/24(A)		5,200	5,282
C&W Senior Financing DAC
6.875%, 09/15/27		7,150	6,238
CT Trust
5.125%, 02/03/32		800	642
5.125%, 02/03/32(A)		7,280	5,843
Digicel
6.750%, 09/01/23(A)		4,800	888
Iliad Holding SASU
6.500%, 10/15/26(A)		1,100	1,038
Iliad Holding SASU
7.000%, 10/15/28(A)		760	701
Internap Holdings LLC
0.000%,		61	9
Level 3 Financing
10.500%, 05/15/30(A)		1,865	1,893
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,375
Oztel Holdings SPC
6.625%, 04/24/28		6,550	6,779
Sixsigma Networks Mexico
7.500%, 05/02/25		3,720	3,343
Telefonica Celular del Paraguay
5.875%, 04/15/27(A)		2,700	2,477
T-Mobile USA
3.750%, 04/15/27		3,250	3,076
Turk Telekomunikasyon
6.875%, 02/28/25		8,270	7,829
Turkcell Iletisim Hizmetleri
5.750%, 10/15/25		2,500	2,356
Viasat
5.625%, 04/15/27(A)		1,865	1,741
Vodafone Group
4.125%, 05/30/25		3,300	3,219
VTR Comunicaciones
5.125%, 01/15/28		3,770	1,964
VTR Comunicaciones
4.375%, 04/15/29		1,800	918
Total Telephones & Telecommunications			67,472
Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24		15,640	156

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Prime Bloom Holdings
6.950%, 07/05/22		$16,500	$990
Total Textile-Products			1,146
Transportation Services [1.4%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		2,654	2,078
Carnival
10.500%, 02/01/26(A)		475	499
Carnival
4.000%, 08/01/28(A)		3,770	3,352
Georgian Railway JSC
4.000%, 06/17/28		5,600	4,801
JSW Infrastructure
4.950%, 01/21/29(A)		4,500	3,850
NCL
5.875%, 02/15/27(A)		1,580	1,538
Royal Caribbean Cruises
5.500%, 08/31/26(A)		1,830	1,735
Royal Caribbean Cruises
5.375%, 07/15/27(A)		1,179	1,102
Royal Caribbean Cruises
3.700%, 03/15/28		740	641
Rumo Luxembourg Sarl
4.200%, 01/18/32		5,800	4,633
Stena International
6.125%, 02/01/25(A)		1,200	1,169
Transnet SOC
8.250%, 02/06/28(A)		3,680	3,574
Viking Cruises
9.125%, 07/15/31(A)		595	601
Watco
6.500%, 06/15/27(A)		1,000	950
XPO
6.250%, 06/01/28(A)		600	590
Total Transportation Services			31,113
Utility - Electric [0.3%]
Calpine
5.250%, 06/01/26(A)		289	279
Calpine
4.500%, 02/15/28(A)		925	837
Calpine
5.125%, 03/15/28(A)		625	558
Enviva Partners
6.500%, 01/15/26(A)		1,900	1,496
NRG Energy
5.750%, 01/15/28		1,450	1,374
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,036

Description	Face Amount (000)(1)		Value (000)
TransAlta
7.750%, 11/15/29		$100	$103
Vistra Operations
5.500%, 09/01/26(A)		1,000	962
Vistra Operations
5.625%, 02/15/27(A)		925	887
Total Utility - Electric			7,532
Water [0.2%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		3,650	3,327
Wireless Communications [0.1%]
Sprint
7.625%, 02/15/25		1,000	1,021
7.625%, 03/01/26		800	831
Total Wireless Communications			1,852
Total Corporate Bonds
Cost ($1,422,809)			1,172,422
Mortgage-Backed Securities [16.2%]
522 Funding CLO, Ser 2021-7A, Cl E
11.493%, ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A) (B)		1,700	1,416
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
9.546%, Euribor 3 Month + 6.020%, 09/15/34(B)	EUR	1,000	914
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
8.971%, Euribor 3 Month + 5.710%, 04/25/34(B)	EUR	1,000	956
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
9.067%, Euribor 3 Month + 5.890%, 07/15/34(B)	EUR	1,250	1,180
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
9.773%, Euribor 3 Month + 6.450%, 11/15/31(B)	EUR	1,000	880
Bain Capital Euro CLO 2021-2 DAC, Ser 2021-2X, Cl A
4.197%, Euribor 3 Month + 1.020%, 07/17/34(B)	EUR	3,600	3,793
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
8.170%, Euribor 3 Month + 4.970%, 04/20/32(B)	EUR	1,690	1,548

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ballyrock CLO 23, Ser 2023-23A, Cl A1
6.971%, TSFR3M + 1.980%, 04/25/36(A) (B)		$10,000	$10,011
Barings Euro CLO 2015-1 DAC, Ser 2022-1X, Cl ERR
10.121%, Euribor 3 Month + 6.860%, 07/25/35(B)	EUR	1,220	1,148
Barings Euro CLO BV, Ser 2018-1X, Cl E
7.297%, Euribor 3 Month + 4.120%, 04/15/31(B)	EUR	4,275	3,775
Barings Euro CLO BV, Ser 2018-2X, Cl E
8.227%, Euribor 3 Month + 5.050%, 10/15/31(B)	EUR	3,000	2,697
Battalion CLO 18, Ser 2021-18A, Cl ER
11.970%, ICE LIBOR USD 3 Month + 6.710%, 10/15/36(A) (B)		2,000	1,643
Battalion CLO X, Ser 2021-10A, Cl DR2
11.883%, ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A) (B)		2,750	2,137
Battalion CLO XIV, Ser 2021-14A, Cl ER
12.110%, ICE LIBOR USD 3 Month + 6.860%, 01/20/35(A) (B)		3,500	2,906
Bbam US CLO I, Ser 2022-1A, Cl A1
6.366%, TSFR3M + 1.380%, 04/15/35(A) (B)		9,750	9,493
Birch Grove CLO 3, Ser 2021-3A, Cl E
12.245%, ICE LIBOR USD 3 Month + 6.980%, 01/19/35(A) (B)		4,000	3,485
Black Diamond CLO, Ser 2021-1A, Cl D
12.753%, ICE LIBOR USD 3 Month + 7.480%, 11/22/34(A) (B)		1,000	848
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
10.126%, Euribor 3 Month + 6.600%, 03/15/31(B)	EUR	1,750	1,523
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
9.349%, Euribor 3 Month + 6.130%, 07/19/35(B)	EUR	3,000	2,861

Description	Face Amount (000)(1)		Value (000)
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
12.446%, Euribor 3 Month + 8.920%, 12/15/32(B)	EUR	1,250	1,153
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
6.277%, Euribor 3 Month + 3.100%, 10/15/35(B)	EUR	1,150	1,126
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
9.222%, Euribor 3 Month + 5.800%, 05/25/34(B)	EUR	2,500	2,365
Bridgepoint CLO 2 DAC, Ser 2021-2X, Cl A
4.077%, Euribor 3 Month + 0.900%, 04/15/35(B)	EUR	5,400	5,707
BSL CLO 3, Ser 2021-3A, Cl E
12.200%, ICE LIBOR USD 3 Month + 6.950%, 10/20/34(A) (B)		2,000	1,743
Cairn CLO XI DAC, Ser 2019-11X, Cl E
9.947%, Euribor 3 Month + 6.770%, 07/15/32(B)	EUR	5,850	5,692
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
4.167%, Euribor 3 Month + 0.990%, 07/15/34(B)	EUR	3,400	3,575
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
9.320%, Euribor 3 Month + 6.120%, 10/20/33(B)	EUR	1,000	944
Cairn CLO XIV DAC, Ser 2021-14X, Cl A
4.242%, Euribor 3 Month + 1.000%, 10/29/34(B)	EUR	2,000	2,121
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
9.352%, Euribor 3 Month + 6.110%, 10/29/34(B)	EUR	1,000	950
Capital Four CLO I DAC, Ser 2019-1X, Cl E
9.647%, Euribor 3 Month + 6.470%, 01/15/33(B)	EUR	1,500	1,459
Carlyle Euro CLO 2017-1 DAC, Ser 2021-1X, Cl DR
9.647%, Euribor 3 Month + 6.470%, 07/15/34(B)	EUR	1,650	1,587
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
6.823%, Euribor 3 Month + 3.500%, 02/15/36(B)	EUR	1,350	1,214

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
9.783%, Euribor 3 Month + 6.460%, 02/15/36(B)	EUR	2,700	2,500
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
8.677%, Euribor 3 Month + 5.500%, 01/16/33(B)	EUR	2,000	1,801
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
8.107%, Euribor 3 Month + 4.930%, 07/15/31(B)	EUR	3,300	3,051
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
7.841%, Euribor 3 Month + 4.580%, 01/25/32(B)	EUR	2,400	2,172
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
9.930%, Euribor 3 Month + 6.650%, 11/10/35(B)	EUR	1,450	1,355
Cathedral Lake VI, Ser 2021-6A, Cl E
12.465%, ICE LIBOR USD 3 Month + 7.210%, 04/25/34(A) (B)		4,000	3,309
Cathedral Lake VIII, Ser 2021-8A, Cl E
12.740%, ICE LIBOR USD 3 Month + 7.490%, 01/20/35(A) (B)		2,000	1,690
CQS US CLO, Ser 2021-1A, Cl DJ
10.230%, ICE LIBOR USD 3 Month + 4.980%, 01/20/35(A) (B)		300	268
CQS US CLO 2022-2, Ser 2022-2A, Cl E1
11.899%, TSFR3M + 6.850%, 07/20/31(A) (B)		2,000	1,640
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
11.443%, Euribor 3 Month + 8.060%, 02/22/34(B)	EUR	615	549
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
10.247%, Euribor 3 Month + 6.700%, 06/17/32(B)	EUR	1,000	1,001
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
9.197%, Euribor 3 Month + 5.610%, 06/22/34(B)	EUR	1,000	947

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
12.306%, Euribor 3 Month + 8.780%, 12/15/34(B)	EUR	1,700	1,543
Diameter Capital CLO 3, Ser 2022-3A, Cl D
11.786%, TSFR3M + 6.800%, 04/15/37(A) (B)		2,600	2,272
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
7.927%, Euribor 3 Month + 4.750%, 07/15/32(B)	EUR	911	861
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
10.593%, Euribor 3 Month + 7.270%, 08/15/31(B)	EUR	1,250	951
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
9.507%, Euribor 3 Month + 6.330%, 01/17/33(B)	EUR	4,200	3,937
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
9.545%, Euribor 3 Month + 6.370%, 10/18/34(B)	EUR	4,700	4,156
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
9.210%, Euribor 3 Month + 6.010%, 07/20/34(B)	EUR	1,500	1,341
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
10.235%, Euribor 3 Month + 7.060%, 04/18/35(B)	EUR	1,000	959
Elevation CLO, Ser 2019-1A, Cl D1R2
12.971%, ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A) (B)		2,210	1,871
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
11.191%, Euribor 3 Month + 7.980%, 04/24/34(B)	EUR	500	436
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl DRR
6.292%, Euribor 3 Month + 3.050%, 07/30/34(B)	EUR	1,120	1,069
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
9.143%, Euribor 3 Month + 5.820%, 02/15/34(B)	EUR	1,350	1,301
Fair Oaks Loan Funding II DAC, Ser 2021-2X, Cl AR
4.057%, Euribor 3 Month + 0.880%, 04/15/34(B)	EUR	3,500	3,709

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Fair Oaks Loan Funding III DAC, Ser 2021-3X, Cl AR
4.177%, Euribor 3 Month + 1.000%, 10/15/34(B)	EUR	10,000	10,592
Fidelity Grand Harbour CLO 2019-1 DAC, Ser 2019-1X, Cl E
9.536%, Euribor 3 Month + 6.010%, 03/15/32(B)	EUR	1,000	943
Franklin Park Place CLO I, Ser 2022-1A, Cl E
12.490%, TSFR3M + 7.500%, 04/14/35(A) (B)		3,160	2,781
Generate CLO 5, Ser 2018-5A, Cl E
11.283%, ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A) (B)		2,500	2,213
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
9.110%, Euribor 3 Month + 5.910%, 01/20/32(B)	EUR	3,550	3,400
Greywolf CLO II, Ser 2021-1A, Cl DRR
12.310%, ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A) (B)		3,000	2,598
Greywolf CLO III, Ser 2020-3RA, Cl DR
12.251%, TSFR3M + 7.180%, 04/15/33(A) (B)		5,000	4,388
Guggenheim CLO 2022-2, Ser 2023-2A, Cl E
13.881%, TSFR3M + 9.240%, 01/15/35(A) (B)		3,000	2,848
Halseypoint CLO 7, Ser 2023-7A, Cl A
7.509%, TSFR3M + 2.250%, 07/20/36(A) (B)		10,000	10,000
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
8.443%, Euribor 3 Month + 5.120%, 02/15/30(B)	EUR	1,000	928
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
9.287%, Euribor 3 Month + 6.110%, 01/15/32(B)	EUR	1,500	1,414
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
11.510%, Euribor 3 Month + 8.310%, 10/20/32(B)	EUR	1,500	1,402

Description	Face Amount (000)(1)		Value (000)
Harvest CLO XXIV DAC, Ser 2021-24X, Cl AR
4.217%, Euribor 3 Month + 1.040%, 07/15/34(B)	EUR	5,000	5,292
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
6.627%, Euribor 3 Month + 3.450%, 10/15/34(B)	EUR	2,255	2,073
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
6.677%, Euribor 3 Month + 3.500%, 01/17/35(B)	EUR	1,400	1,242
Henley CLO III DAC, Ser 2021-3X, Cl ER
9.551%, Euribor 3 Month + 6.290%, 12/25/35(B)	EUR	1,050	1,018
Henley CLO IV DAC, Ser 2021-4X, Cl A
4.161%, Euribor 3 Month + 0.900%, 04/25/34(B)	EUR	2,500	2,640
ICG Euro CLO DAC, Ser 2021-1X, Cl E
9.637%, Euribor 3 Month + 6.460%, 10/15/34(B)	EUR	2,000	1,872
ICG Euro CLO DAC, Ser 2021-1X, Cl F
11.997%, Euribor 3 Month + 8.820%, 10/15/34(B)	EUR	1,000	892
Invesco Euro CLO IV DAC, Ser 2020-4X, Cl A
4.107%, Euribor 3 Month + 0.930%, 04/15/33(B)	EUR	3,700	3,937
Jamestown CLO XVII, Ser 2021-17A, Cl E
12.345%, ICE LIBOR USD 3 Month + 7.090%, 01/25/35(A) (B)		4,000	3,624
KKR CLO 14, Ser 2018-14, Cl ER
11.410%, ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A) (B)		2,000	1,666
Logiclane I CLO DAC, Ser 2022-1X, Cl A
4.147%, Euribor 3 Month + 0.970%, 03/15/35(B)	EUR	5,000	5,228
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
8.122%, Euribor 3 Month + 4.700%, 05/25/31(B)	EUR	1,150	1,078
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
8.377%, Euribor 3 Month + 5.200%, 10/15/31(B)	EUR	151	142

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
8.027%, Euribor 3 Month + 4.850%, 10/15/30(B)	EUR	1,500	1,362
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
11.927%, Euribor 3 Month + 8.750%, 01/15/30(B)	EUR	2,000	1,678
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
9.386%, Euribor 3 Month + 5.860%, 12/15/31(B)	EUR	900	860
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
8.567%, Euribor 3 Month + 5.390%, 10/15/32(B)	EUR	1,300	1,200
Marble Point CLO XX, Ser 2021-1A, Cl E
12.383%, ICE LIBOR USD 3 Month + 7.110%, 04/23/34(A) (B)		1,000	890
Marble Point CLO XXII, Ser 2021-2A, Cl A
6.455%, ICE LIBOR USD 3 Month + 1.200%, 07/25/34(A) (B)		4,000	3,878
Midocean Credit CLO IX, Ser 2018-9A, Cl E
11.300%, ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A) (B)		1,000	802
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
12.433%, ICE LIBOR USD 3 Month + 7.160%, 10/23/34(A) (B)		3,000	2,395
MidOcean Credit CLO XII, Ser 2023-12A, Cl A1
7.060%, TSFR3M + 2.000%, 04/18/34(A) (B)		7,500	7,519
Northwoods Capital 20, Ser 2021-20A, Cl ER
13.105%, ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A) (B)		2,438	2,131
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
6.461%, Euribor 3 Month + 3.250%, 07/22/34(B)	EUR	1,375	1,302
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
9.271%, Euribor 3 Month + 6.060%, 07/22/34(B)	EUR	2,300	2,094

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
11.841%, Euribor 3 Month + 8.630%, 07/22/34(B)	EUR	3,230	2,724
Northwoods Capital 22, Ser 2022-22A, Cl D2R
10.927%, TSFR3M + 5.650%, 09/01/31(A) (B)		1,000	939
Northwoods Capital 22, Ser 2022-22A, Cl ER
13.467%, TSFR3M + 8.190%, 09/01/31(A) (B)		3,000	2,521
Northwoods Capital 25, Ser 2021-25A, Cl E
12.390%, ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A) (B)		2,000	1,644
Northwoods Capital 26 Euro DAC, Ser 2022-26X, Cl E
10.747%, Euribor 3 Month + 7.570%, 07/15/35(B)	EUR	500	508
Northwoods Capital 27, Ser 2021-27A, Cl E
12.300%, ICE LIBOR USD 3 Month + 7.040%, 10/17/34(A) (B)		1,150	947
Northwoods Capital XV, Ser 2021-15A, Cl ER
13.150%, ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A) (B)		2,000	1,754
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
6.805%, Euribor 3 Month + 3.600%, 01/21/35(B)	EUR	1,350	1,342
OAK Hill European Credit Partners V Designated Activity, Ser 2021-5X, Cl ER
9.575%, Euribor 3 Month + 6.370%, 01/21/35(B)	EUR	1,000	967
Oaktree CLO 2022-3, Ser 2022-3A, Cl A2
7.286%, TSFR3M + 2.300%, 07/15/35(A) (B)		4,300	4,316
Oaktree CLO 2023-1, Ser 2023-1A, Cl A1
6.761%, TSFR3M + 1.900%, 04/15/36(A) (B)		5,000	4,987
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
12.710%, ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A) (B)		1,000	867

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ocean Trails CLO VII, Ser 2019-7A, Cl E
12.140%, ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A) (B)		$3,000	$2,148
Ocean Trails CLO XII, Ser 2022-12A, Cl E
13.159%, TSFR3M + 8.110%, 07/20/35(A) (B)		1,500	1,408
OCP Euro CLO DAC, Ser 2022-5X, Cl D
6.550%, Euribor 3 Month + 3.350%, 04/20/35(B)	EUR	1,300	1,236
OZLM IX, Ser 2018-9A, Cl DRR
11.370%, ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A) (B)		2,000	1,639
OZLM VI, Ser 2018-6A, Cl DS
11.310%, ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A) (B)		3,550	2,616
OZLM XI, Ser 2017-11A, Cl DR
12.299%, ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A) (B)		3,000	2,444
OZLM XXII, Ser 2018-22A, Cl D
10.560%, ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A) (B)		1,800	1,323
OZLM XXIV, Ser 2019-24A, Cl D
12.300%, ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A) (B)		4,000	3,178
PARK BLUE CLO 2023-III, Ser 2023-3A, Cl A1
6.957%, TSFR3M + 2.000%, 04/20/36(A) (B)		10,000	9,965
Pikes Peak CLO 14 2023, Ser 2023-14A, Cl A1
7.010%, TSFR3M + 1.950%, 04/20/36(A) (B)		10,900	10,877
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
9.600%, Euribor 3 Month + 6.400%, 04/20/32(B)	EUR	2,000	1,985
Regatta XV Funding, Ser 2018-4A, Cl D
11.755%, ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A) (B)		1,750	1,457

Description	Face Amount (000)(1)		Value (000)
Rockford Tower Europe CLO 2019-1 DAC, Ser 2019-1X, Cl A
4.120%, Euribor 3 Month + 0.920%, 01/20/33(B)	EUR	13,970	14,853
Rockford Tower Europe CLO 2021-2 DAC, Ser 2021-2X, Cl F
12.111%, Euribor 3 Month + 8.900%, 01/24/35(B)	EUR	1,000	871
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
9.230%, Euribor 3 Month + 6.030%, 01/20/33(B)	EUR	2,000	1,909
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
6.661%, Euribor 3 Month + 3.450%, 01/24/35(B)	EUR	1,200	1,136
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
9.431%, Euribor 3 Month + 6.220%, 01/24/35(B)	EUR	1,500	1,380
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
10.143%, ICE LIBOR USD 3 Month + 4.870%, 10/22/34(A) (B)		1,010	897
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.500%, ICE LIBOR USD 3 Month + 7.250%, 07/20/34(A) (B)		1,000	891
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
6.777%, Euribor 3 Month + 3.600%, 04/15/34(B)	EUR	1,000	994
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
9.067%, Euribor 3 Month + 5.890%, 04/15/34(B)	EUR	1,100	1,048
Sculptor European CLO V DAC, Ser 2018-5X, Cl E
8.496%, Euribor 3 Month + 5.370%, 01/14/32(B)	EUR	1,200	1,137
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
6.577%, Euribor 3 Month + 3.400%, 10/15/34(B)	EUR	1,350	1,281
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
11.557%, Euribor 3 Month + 8.380%, 01/15/34(B)	EUR	255	234

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Sound Point CLO V-R, Ser 2018-1RA, Cl D
8.362%, ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A) (B)		$1,000	$889
Sound Point CLO XXVIII, Ser 2020-3A, Cl A1
6.535%, ICE LIBOR USD 3 Month + 1.280%, 01/25/32(A) (B)		10,000	9,848
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
7.607%, Euribor 3 Month + 4.430%, 01/15/32(B)	EUR	5,366	4,615
St. Paul's CLO V, Ser 2017-5X, Cl ER
8.533%, Euribor 3 Month + 5.150%, 02/20/30(B)	EUR	1,500	1,403
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
9.683%, Euribor 3 Month + 6.300%, 05/20/34(B)	EUR	1,000	956
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
9.295%, Euribor 3 Month + 6.120%, 07/18/34(B)	EUR	4,000	3,788
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
7.777%, Euribor 3 Month + 4.600%, 07/17/30(B)	EUR	2,800	2,596
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
6.961%, Euribor 3 Month + 3.750%, 04/22/35(B)	EUR	250	245
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
9.571%, Euribor 3 Month + 6.360%, 04/22/35(B)	EUR	2,360	2,297
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
8.497%, Euribor 3 Month + 5.320%, 04/15/33(B)	EUR	1,710	1,603
Tikehau CLO II BV, Ser 2021-2X, Cl ER
9.813%, Euribor 3 Month + 6.320%, 09/07/35(B)	EUR	1,000	960
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
9.497%, Euribor 3 Month + 6.320%, 01/15/35(B)	EUR	1,100	1,063

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
9.731%, Euribor 3 Month + 6.470%, 07/25/34(B)	EUR	2,000	1,946
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
9.477%, Euribor 3 Month + 6.300%, 07/15/34(B)	EUR	2,000	1,934
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
9.565%, Euribor 3 Month + 6.490%, 01/12/32(B)	EUR	1,207	1,135
Trimaran Cavu, Ser 2019-1A, Cl E
12.290%, ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A) (B)		1,800	1,641
Trimaran Cavu, Ser 2019-2A, Cl D
12.212%, ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A) (B)		1,750	1,559
Trimaran Cavu, Ser 2021-3A, Cl E
12.632%, ICE LIBOR USD 3 Month + 7.370%, 01/18/35(A) (B)		2,000	1,827
Trinitas CLO XI, Ser 2021-11A, Cl ER
12.530%, ICE LIBOR USD 3 Month + 7.270%, 07/15/34(A) (B)		1,000	825
Venture 45 CLO, Ser 2022-45A, Cl D1
9.049%, TSFR3M + 4.000%, 07/20/35(A) (B)		3,500	3,021
VIBR, Ser 2018-8A, Cl D
11.060%, TSFR3M + 6.012%, 01/20/31(A) (B)		2,000	1,366
Voya CLO, Ser 2018-3A, Cl DR
11.143%, TSFR3M + 6.161%, 10/18/31(A) (B)		2,500	2,121
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
6.277%, Euribor 3 Month + 3.100%, 04/15/35(B)	EUR	1,100	1,087
Wellfleet CLO, Ser 2021-2A, Cl E
12.220%, ICE LIBOR USD 3 Month + 6.960%, 07/15/34(A) (B)		1,000	784
Wind River CLO, Ser 2021-1KRA, Cl ER2
12.610%, ICE LIBOR USD 3 Month + 7.350%, 10/15/34(A) (B)		2,000	1,530

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Wind River CLO, Ser 2021-1KRA, Cl FR2
13.160%, ICE LIBOR USD 3 Month + 7.900%, 10/15/34(A) (B)	$1,000	$692
Total Mortgage-Backed Securities
Cost ($400,600)		370,015
Loan Participations [14.7%]
Aerospace and Defense [0.2%]
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
8.659%, LIBOR + 3.500%, 12/13/24(B)	662	656
Peraton Corp., Term B Loan, 1st Lien
9.003%, LIBOR + 3.750%, 02/01/28(B)	1,486	1,457
Peraton Corp., Term B-1 Loan, 2nd Lien
12.979%, LIBOR + 7.750%, 02/01/29(B)	510	493
Rand Parent/Atlas Air, Term Loan B, 1st Lien
9.492%, CME Term SOFR + 4.250%, 02/08/28(B)	855	802
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan
9.545%, CME Term SOFR + 4.500%, 04/01/28(B)	225	—
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan, 1st Lien
9.176%, CME Term SOFR + 4.500%, 11/08/27(B)	500	501
Transdigm Inc, Term Loan, 1st Lien
8.148%, CME Term SOFR + 3.250%, 08/24/28(B)	630	629
Total Aerospace and Defense		4,538
Automobile [0.1%]
CWGS Group, LLC, Initial Term Loan, 1st Lien
7.658%, LIBOR + 2.500%, 06/03/28(B)	997	950

Description	Face Amount (000)(1)	Value (000)
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
8.971%, CME Term SOFR + 3.750%, 02/08/28(B)	$1,089	$1,011
Total Automobile		1,961
Automotive [0.1%]
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
9.750%, 04/06/28(B)	997	991
Phinia Inc., Term Loan B
0.000%, 06/08/28(F)	1,000	997
Total Automotive		1,988
Banking [0.0%]
Nexus Buyer LLC, Term Loan, 1st Lien
9.003%, LIBOR + 3.750%, 11/09/26(B)	404	389
Beverage, Food and Tobacco [0.1%]
Biscuit Holding SAS, Facility B, 1st Lien
5.858%, Euribor + 4.000%, 02/05/27(B)	1,000	926
Naked Juice LLC, Initial Loan, 2nd Lien
10.998%, CME Term SOFR + 6.000%, 01/24/30(B)	670	528
Naked Juice LLC, Initial Term Loan, 1st Lien
8.248%, CME Term SOFR + 3.250%, 01/24/29(B)	559	519
Sigma Holdco B.V., Facility B1, 1st Lien
6.239%, Euribor + 3.500%, 07/02/25(B)	1,000	1,065
Whole Earth Brands, Inc., Term Loan, 1st Lien
9.548%, CME Term SOFR + 4.500%, 02/02/28(B)	371	286
Total Beverage, Food and Tobacco		3,324
Broadcasting and Entertainment [0.7%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
10.548%, CME Term SOFR + 5.500%, 02/10/27(B)	645	555

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.986%, CME Term SOFR + 5.000%, 10/28/27(B)	$1,995	$1,925
Altice France S.A., EUR TLB-[14] Loan, 1st Lien
8.677%, Euribor + 5.500%, 08/17/28(B)	1,497	1,419
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.486%, CME Term SOFR + 5.500%, 08/15/28(B)	1,927	1,709
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
6.795%, CME Term SOFR + 1.750%, 02/01/27(B)	918	912
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.842%, LIBOR + 3.500%, 12/17/26(B)	786	702
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
7.443%, LIBOR + 2.250%, 07/17/25(B)	2,072	1,993
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.217%, LIBOR + 5.000%, 08/02/27(B)	975	952
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
7.830%, LIBOR + 2.563%, 05/01/26(B)	997	977
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 03/15/26(B)	1,807	1,790
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.443%, LIBOR + 3.250%, 01/31/29(B)	1,825	1,815
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
7.693%, LIBOR + 2.500%, 04/30/28(B)	1,000	984
Total Broadcasting and Entertainment		15,733

Description	Face Amount (000)(1)	Value (000)
Buildings and Real Estate [0.3%]
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
8.018%, LIBOR + 2.750%, 05/15/26(B)	$661	$620
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
10.160%, LIBOR + 4.750%, 04/27/27(B)	721	720
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.768%, LIBOR + 3.500%, 12/08/25(B)	700	550
Griffon Corporation, Term B Loan, 1st Lien
7.639%, CME Term SOFR + 2.500%, 01/19/29(B)	1,084	1,079
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
8.909%, LIBOR + 3.750%, 08/06/26(B)	994	883
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
9.498%, CME Term SOFR + 4.500%, 04/29/29(B)	1,298	1,267
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
9.503%, CME Term SOFR + 4.250%, 04/02/29(B)	800	799
Standard Industries Inc., Initial Term Loan, 1st Lien
7.692%, LIBOR + 2.250%, 08/06/28(B)	576	575
Total Buildings and Real Estate		6,493
Business equipment & services [0.2%]
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2023 Incremental Euro Term Loan
8.461%, 08/17/26	1,500	1,629
Education Group SAS, The, Term Loan
7.733%, 09/29/28	1,000	1,089
Emerald X, Inc., Initial Term Loan
10.246%, 06/02/26	600	584
Shilton Bidco Limited, Facility B3
0.000%, 01/13/27(F)	1,000	1,079
Total Business equipment & services		4,381

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cargo Transport [0.1%]
Daseke Companies, Inc., Initial Term Loan (2021), 1st Lien
9.268%, LIBOR + 4.000%, 03/03/28(B)	$870	$851
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
8.753%, CME Term SOFR + 3.500%, 04/06/26(B)	901	892
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
8.753%, CME Term SOFR + 3.500%, 04/06/26(B)	484	480
LaserShip, Inc., Initial Loan, 2nd Lien
12.659%, LIBOR + 7.500%, 04/30/29(B)	645	452
LaserShip, Inc., Initial Term Loan, 1st Lien
9.659%, LIBOR + 4.500%, 05/07/28(B)	832	682
Total Cargo Transport		3,357
Chemicals [0.2%]
Consolidated Energy Limited Term Loan B
7.654%, LIBOR + 2.500%, 05/07/25(B)	1,807	1,760
Ineos, Term Loan, 1st Lien
8.753%, CME Term SOFR + 3.500%, 02/18/30(B)	1,465	1,455
Ravago, Term Loan B, 1st Lien
7.660%, 02/18/28	661	648
Vantage Specialty, Term Loan B, 1st Lien
9.897%, CME Term SOFR + 4.750%, 10/26/26(B)	955	926
Total Chemicals		4,789
Chemicals & plastics [0.2%]
Cyanco Intermediate 2 Corp., Initial Term Loan
0.000%, 06/29/28(F)	1,028	1,000
Envalior Finance GmbH, Facility B1 (EUR)
8.015%, 03/28/30	1,000	1,038
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Dollar Term Loan
9.127%, CME Term SOFR + 3.750%, 06/23/30	580	574

Description	Face Amount (000)(1)	Value (000)
Windsor Holdings III, LLC, (EUR) Seven Year Term Loan
0.000%, Euribor + 4.500%, 06/21/30(B) (F)	$1,000	$1,069
Windsor Holdings III, LLC, (USD) Seven Year Term Loan
0.000%, CME Term SOFR + 4.500%, 06/21/30(B) (F)	445	437
Total Chemicals & plastics		4,118
Chemicals, Plastics and Rubber [0.7%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 09/22/28(B)	1,978	1,843
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
9.715%, CME Term SOFR + 4.750%, 08/27/26(B)	997	976
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
11.523%, PIK Interest + 0.750%, 09/21/23(B)	274	184
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
11.523%, PIK Interest + 0.750%, 09/21/23(B)	971	653
H.B. Fuller, Term Loan B, 1st Lien
7.653%, 02/06/30	469	470
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
7.015%, Euribor + 4.000%, 07/03/28(B)	1,000	903
Herens Holdco S.a r.l., Facility B (USD), 1st Lien
9.159%, LIBOR + 4.000%, 04/28/28(B)	739	623
ILPEA Parent Inc., Term Loan, 1st Lien
9.654%, LIBOR + 4.500%, 06/18/28(B)	615	605
Ineos Group Holdings Ltd, Term Loan, 1st Lien
5.949%, 10/23/27	978	1,036
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
5.963%, Euribor + 2.750%, 01/21/26(B)	1,500	1,575

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.895%, CME Term SOFR + 2.750%, 10/01/25(B)		$940	$939
PMHC II, Inc., Initial Term Loan, 1st Lien
9.304%, CME Term SOFR + 4.250%, 04/23/29(B)		870	765
Root Bidco Sarl, Term Loan, 1st Lien
8.172%, 09/29/27		1,000	1,086
Sirona Bidco, Term Loan, 1st Lien
7.003%, 10/20/28		2,500	2,628
Timber Servicios Empresariales, S.A., Facility B, 1st Lien
8.040%, Euribor + 4.750%, 03/30/29(B)		1,000	989
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.654%, LIBOR + 2.500%, 03/17/28(B)		752	593
Total Chemicals, Plastics and Rubber			15,868
Consumer Discretionary [0.1%]
Authentic Brands, Delayed Term Loan, 1st Lien
0.000%, 12/21/28(F)		247	246
Authentic Brands, Term Loan B2, 1st Lien
9.407%, CME Term SOFR + 4.000%, 12/21/28(B)		753	750
Camping World, Term Loan, 1st Lien
9.798%, 06/03/28		707	698
Patagonia, Cov-Lite Term Loan B, 1st Lien
10.789%, CME Term SOFR + 5.750%, 08/01/29(B)		635	537
Restoration Hardware, Term Loan B, 1st Lien
7.654%, 10/20/28		919	887
Total Consumer Discretionary			3,118
Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
9.753%, 06/28/26		46	44
Justrite (Safety Products) Term Loan B
9.753%, 06/28/26		858	809
Total Consumer Durables			853

Description	Face Amount (000)(1)		Value (000)
Consumer Products [0.2%]
Philips DA, Term Loan, 1st Lien
5.942%, Euribor + 3.500%, 06/09/28(B)		$1,500	$1,486
Stiga SPA, Term Loan B-1, 1st Lien
7.186%, 03/02/26		2,584	2,636
Zara UK Midco, Term Loan, 1st Lien
8.509%, 02/03/25		1,000	890
Total Consumer Products			5,012
Consumer Staples [0.0%]
Tate & Lyle/Primary Products, Term Loan, 1st Lien
9.040%, 10/25/28		658	656
Containers, Packaging and Glass [0.0%]
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
10.129%, CME Term SOFR + 4.750%, 02/12/26(B)		914	866
Diversified Media [0.1%]
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
9.022%, LIBOR + 3.750%, 03/03/28(B)		1,152	1,143
Virgin Media, Term Loan, 1st Lien
3.747%, 01/31/27	GBP	1,000	1,212
Total Diversified Media			2,355
Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
10.705%, LIBOR + 5.500%, 11/30/28(B)		987	975
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.938%, LIBOR + 3.750%, 04/20/28(B)		997	958
Total Diversified Natural Resources, Precious Metals and Minerals			1,933
Diversified/Conglomerate Service [0.7%]
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
9.147%, CME Term SOFR + 4.000%, 02/15/29(B)		1,737	1,693

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Employbridge Holding Company, Term B Loan, 1st Lien
9.909%, LIBOR + 4.750%, 07/14/28(B)	$1,179	$947
Energize Holdco LLC, Initial Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 12/08/28(B)	698	685
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 10/23/28(B)	1,995	1,971
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
9.776%, LIBOR + 3.500%, 12/22/27(B)	499	493
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.726%, LIBOR + 4.250%, 09/01/28(B)	1,266	1,126
Physician Partners, LLC, Initial Term Loan, 1st Lien
9.048%, CME Term SOFR + 4.000%, 12/23/28(B)	916	859
Signal Parent, Inc., Initial Term Loan, 1st Lien
8.753%, LIBOR + 3.500%, 03/25/28(B)	943	761
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
7.518%, LIBOR + 2.250%, 12/01/28(B)	1,321	1,317
United Talent Agency, LLC, Term B Loan, 1st Lien
9.250%, CME Term SOFR + 4.000%, 07/07/28(B) (E)	662	653
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
10.275%, LIBOR + 4.750%, 06/28/29(B)	1,354	1,297
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
6.804%, Euribor + 3.250%, 01/15/28(B)	1,500	1,578
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
7.910%, LIBOR + 2.750%, 05/18/25(B)	1,720	1,714
Total Diversified/Conglomerate Service		15,094

Description	Face Amount (000)(1)	Value (000)
Electronics [0.7%]
athenahealth Group Inc., Initial DDTL, 1st Lien
3.500%, UNFND + 3.500%, 02/15/29(B)	$154	$148
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.589%, CME Term SOFR + 3.500%, 02/15/29(B)	1,249	1,201
Digi International Inc., Initial Term Loan, 1st Lien
10.153%, LIBOR + 5.000%, 12/15/28(B)	758	757
Evercommerce Solutions Inc., Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 07/06/28(B)	919	915
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
7.852%, LIBOR + 2.750%, 10/20/28(B)	716	715
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
7.265%, Euribor + 4.250%, 03/26/28(B)	1,434	1,476
LSF9 Atlantis Holdings, LLC, Term Loan, 1st Lien
12.148%, CME Term SOFR + 7.250%, 03/31/29(B)	629	620
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.030%, LIBOR + 4.750%, 07/27/28(B)	1,414	1,060
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
9.010%, CME Term SOFR + 3.750%, 03/01/29(B)	1,382	1,319
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 09/13/24(B)	400	400
Open Text Corporation, Term B Loan, 1st Lien
8.753%, CME Term SOFR + 3.500%, 01/31/30(B)	1,602	1,609
Orchid Merger Sub II, LLC, Initial Term Loan, 1st Lien
9.798%, CME Term SOFR + 4.750%, 05/12/27(B)	793	572

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Priority Holdings, LLC, Initial Term Loan, 1st Lien
11.226%, LIBOR + 5.750%, 04/21/27(B)		$1,116	$1,111
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.996%, LIBOR + 2.750%, 02/15/28(B)		1,911	866
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.253%, CME Term SOFR + 5.000%, 06/30/28(B)		701	555
Snap One Holdings Corp., Initial Term Loan, 1st Lien
9.659%, LIBOR + 4.500%, 12/08/28(B)		1,139	1,083
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
8.768%, LIBOR + 3.500%, 06/02/25(B)		1,926	1,915
Total Electronics			16,322
Electronics/electrical [0.1%]
Capstone Borrower, Inc., Initial Term Loan
9.004%, 05/17/30		1,000	977
Idemia Group S.A.S., Term Loan (EUR)
0.000%, 09/22/28(F)		1,000	1,078
TTM Technologies, Inc., Term B Loan
7.886%, 05/23/30		896	894
Total Electronics/electrical			2,949
Energy [0.0%]
Arclight, Term Loan B, 1st Lien
8.961%, 04/13/28		812	804
Finance (including structured products) [0.7%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
6.463%, Euribor + 3.250%, 09/29/25(B)	EUR	1,000	1,081
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
9.587%, LIBOR + 4.500%, 09/24/27(B)		1,139	1,113

Description	Face Amount (000)(1)		Value (000)
Castlelake Aviation One Designated Activity Company, 2023 Incremental Term Loan, 1st Lien
8.004%, CME Term SOFR + 2.750%, 10/22/27(B)		$652	$648
Citadel Securities LP, 2021 Term Loan, 1st Lien
7.768%, CME Term SOFR + 2.500%, 02/02/28(B)		997	995
CTC Holdings, L.P., Term Loan, 1st Lien
10.344%, CME Term SOFR + 5.000%, 02/20/29(B)		736	717
DRW Holdings, LLC, Initial Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 03/01/28(B)		1,000	990
FINThrive Software Intermediate Holdings, Inc., Initial Loan, 2nd Lien
11.904%, LIBOR + 6.750%, 11/19/29(B)		385	223
FINThrive Software Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
9.154%, LIBOR + 4.000%, 12/18/28(B)		569	482
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
9.659%, LIBOR + 4.500%, 08/18/28(B)		1,392	1,370
Guardian US Holdco LLC, Initial Term Loan, 1st Lien
9.045%, CME Term SOFR + 4.000%, 01/31/30(B)		780	774
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
9.779%, CME Term SOFR + 4.500%, 03/15/29(B)		413	388
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
12.627%, CME Term SOFR + 7.438%, 02/09/30(B)		695	568
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.150%, LIBOR + 4.000%, 04/21/28(B)		847	823
Hudson River Trading LLC, Term Loan, 1st Lien
8.268%, CME Term SOFR + 3.000%, 03/20/28(B)		1,031	1,002

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
8.018%, LIBOR + 2.750%, 01/26/28(B)		$997	$994
LendingTree, Inc., Initial Term B Loan, 1st Lien
8.910%, LIBOR + 3.750%, 08/25/28(B)		755	575
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
8.768%, CME Term SOFR + 3.500%, 10/15/28(B)		580	572
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
10.052%, CME Term SOFR + 4.500%, 10/27/27(B)		977	930
Starwood Property Mortgage, L.L.C., Term B-3 Loan, 1st Lien
8.503%, LIBOR + 3.250%, 07/26/26(B)		497	483
VFH Parent LLC, Initial Term Loan, 1st Lien
8.189%, CME Term SOFR + 3.000%, 01/13/29(B)		990	985
Villa Dutch Bidco, Term Loan, 1st Lien
7.880%, 03/01/30		1,000	1,068
Total Finance (including structured products)			16,781
Financial intermediaries [0.1%]
Helix Gen Funding, LLC, Term Loan
0.000%, 12/03/27(F)		1,018	1,000
Trevise Holdings 1, Facility B
0.000%, Euribor + 5.000%, 05/29/28(B) (F)		1,000	1,056
Total Financial intermediaries			2,056
Financial Services [0.1%]
Aretec Group Inc, Term Loan, 1st Lien
0.000%, 03/08/30(F)		1,500	1,495
Financials [0.2%]
Altisource Term Loan B (2018)
4.991%, 03/29/24		632	504
EIG Management, Term Loan B, 1st Lien
8.903%, 01/31/25		873	869

Description	Face Amount (000)(1)		Value (000)
Granite FR Bidco, Term Loan, 1st Lien
7.750%, 10/17/28		$1,000	$1,059
Indy US, Term Loan, 1st Lien
0.000%, 03/06/28(F)		1,000	1,038
Superannuation and Investments, Term Loan, 1st Lien
8.904%, 12/01/28		770	765
Total Financials			4,235
Food, Beverage and Tobacco [0.2%]
Artisan Newco BV, Term Loan, 1st Lien
8.030%, 02/02/29		990	1,051
Signature Foods, Term Loan, 1st Lien
6.699%, 01/29/28		1,000	1,034
ZF Invest, Senior Facility B, 1st Lien
7.050%, Euribor + 3.925%, 06/30/28(B)		2,000	2,035
Total Food, Beverage and Tobacco			4,120
Gaming [0.1%]
Premier Lotteries, Cov-Lite Term Loan B
6.265%, 06/26/24	EUR	2,336	2,421
Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(F)	JPY	216,667	1,186
Health care [0.0%]
Fortrea Holdings Inc., Initial Term B Loan
8.992%, CME Term SOFR + 3.750%, 06/12/30(B)		800	800
Healthcare [1.0%]
Alloheim Term Loan B
6.540%, 02/26/25	EUR	1,500	1,485
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
7.781%, Euribor + 4.000%, 07/24/25(B)	EUR	2,000	2,057
Chrome Bidco, Facility B, 1st Lien
6.413%, Euribor + 3.250%, 05/12/28(B)		2,500	2,540

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cidron Ollopa Holding B.V., Facility B, 1st Lien
6.355%, Euribor + 3.250%, 04/16/25(B)	EUR	1,437	1,555
CTEC III GmbH, Facility B, 1st Lien
6.448%, Euribor + 3.750%, 01/19/29(B)		1,000	1,053
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
11.271%, Euribor + 8.000%, 05/24/24(B)	EUR	1,500	1,588
Domus VI
6.492%, 10/31/26		1,000	952
Gesundheits GmbH Term Loan
7.383%, 07/30/26	EUR	2,000	1,501
Indivior, Term Loan B, 1st Lien
10.410%, 06/26/26		776	772
Inovie Group, Term Loan, 1st Lien
7.015%, 03/03/28		2,000	1,946
Insulet Corporation, Term Loan B, 1st Lien
8.518%, 05/04/28		560	559
Mediq BV, Term Loan, 1st Lien
6.719%, 03/03/28		1,000	1,016
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
9.503%, CME Term SOFR + 4.250%, 11/16/27(B)		905	890
Onex TSG Intermediate Corp, Term Loan, 1st Lien
10.057%, 02/28/28		707	627
PetIQ, Term Loan, 1st Lien
9.455%, 04/07/28		1,027	950
Sotera Health, Term Loan, 1st Lien
8.816%, 12/11/26		735	734
TakeCare Bidco SAS, Term Loan, 1st Lien
6.915%, 05/26/28		1,000	1,077
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
9.188%, 03/31/28		733	732
Vivalto Sante, Term Loan, 1st Lien
6.390%, 07/21/28		1,500	1,582
Total Healthcare			23,616
Healthcare, Education and Childcare [0.7%]
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
8.654%, LIBOR + 3.500%, 08/24/28(B)		995	991

Description	Face Amount (000)(1)		Value (000)
Bach Finance Limited (aka Nord Anglia / Fugue Finance), Seventh Amendment Dollar Term Loan, 1st Lien
9.373%, CME Term SOFR + 4.500%, 01/31/28(B)		$670	$667
BVI Medical, Inc., Term B Loan, 1st Lien
6.001%, Euribor + 3.500%, 03/02/26(B)		1,000	920
CAB, Facility B, 1st Lien
5.602%, Euribor + 3.000%, 01/28/28(B)		1,000	1,019
Elsan SAS , Facility B5, 1st Lien
6.103%, Euribor + 3.350%, 06/16/28(B)		1,000	1,052
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
9.148%, CME Term SOFR + 4.250%, 03/31/27(B)		362	77
Envision Healthcare Corporation, Third Out Term Loan, 1st Lien
8.648%, CME Term SOFR + 3.750%, 03/31/27(B)		886	6
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.410%, LIBOR + 2.250%, 07/03/28(B)		2,565	2,563
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.409%, LIBOR + 2.250%, 07/03/28(B)		639	639
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
8.614%, LIBOR + 3.500%, 10/06/28(B)		997	935
MJH Healthcare Holdings, LLC, Initial Term B Loan, 1st Lien
8.753%, CME Term SOFR + 3.500%, 12/17/28(B)		1,084	1,073
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
8.748%, LIBOR + 3.750%, 03/02/28(B)		13	10
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
8.657%, LIBOR + 3.750%, 03/02/28(B)		645	485
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
7.904%, LIBOR + 2.750%, 10/27/28(B)		1,315	1,313

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Organon & Co., Dollar Term Loan, 1st Lien
8.250%, LIBOR + 3.000%, 06/02/28(B)		$1,646	$1,643
Perrigo Company PLC, Initial Term B Loan, 1st Lien
7.503%, CME Term SOFR + 2.500%, 04/06/29(B)		584	579
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.410%, CME Term SOFR + 3.250%, 03/03/28(B)		985	977
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
8.896%, LIBOR + 3.750%, 08/31/26(B)		969	967
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.403%, CME Term SOFR + 5.250%, 03/02/27(B)		1,077	737
Total Healthcare, Education and Childcare			16,653
Home and Office Furnishings, Housewares and Durable Consumer Products [0.2%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.409%, LIBOR + 4.250%, 05/17/28(B)		1,347	1,129
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
8.666%, CME Term SOFR + 3.500%, 02/26/29(B)		928	878
Hunter Douglas, Term Loan, 1st Lien
0.000%, 02/26/29(F)		1,000	1,014
Samsonite International S.A., New Initial Tranche B Term Loan, 1st Lien
7.826%, CME Term SOFR + 2.750%, 06/09/30(B)		750	751
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
8.518%, LIBOR + 3.250%, 10/20/27(B)		881	772
Total Home and Office Furnishings, Housewares and Durable Consumer Products			4,544

Description	Face Amount (000)(1)		Value (000)
Homebuilders/Materials/Construction [0.2%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
6.940%, Euribor + 3.925%, 04/12/28(B)		$1,465	$1,361
Tencate Grass, Term Loan, 1st Lien
8.178%, 10/21/28		1,000	1,020
Winterfell Financing S.a r.l., Facility B, 1st Lien
6.237%, 02/18/28	EUR	1,000	986
Total Homebuilders/Materials/Construction			3,367
Hotels, Leisure & Entertainment [0.1%]
Pax Midco Spain, S.L.U., Facility B, 1st Lien
8.489%, Euribor + 4.750%, 06/07/26(B)	EUR	2,000	2,023
Hotels, Motels, Inns and Gaming [0.4%]
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
8.503%, CME Term SOFR + 3.250%, 02/06/30(B)		998	997
Golden Entertainment, Inc., 2023 Refinancing Term B-1 Facility Loan, 1st Lien
7.939%, CME Term SOFR + 2.750%, 12/31/49		600	598
Light and Wonder International, Inc., Initial Term B Loan, 1st Lien
8.246%, CME Term SOFR + 3.000%, 04/14/29(B)		1,292	1,289
Penn National Gaming, Inc., Term B Facility Loan, 1st Lien
8.003%, CME Term SOFR + 2.750%, 04/21/29(B)		995	991
Pilot Travel Centers LLC, Initial Tranche B Term Loan , 1st Lien
7.253%, CME Term SOFR + 2.000%, 08/04/28(B)		991	988
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
9.341%, CME Term SOFR + 4.250%, 11/23/28(B)		1,020	1,016
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.421%, CME Term SOFR + 3.500%, 04/04/29(B)		1,243	1,226

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Travel + Leisure Co., 2022 Incremental Term Loan, 1st Lien
9.354%, CME Term SOFR + 4.000%, 12/05/29(B)	$557	$556
Wyndham Hotels & Resorts, Inc., 2023 Term B Loan, 1st Lien
7.450%, CME Term SOFR + 2.250%, 05/11/30(B)	550	550
Total Hotels, Motels, Inns and Gaming		8,211
Industrials [0.1%]
American Gaming, Term Loan, 1st Lien
9.253%, 02/09/29	494	488
Chart Industries, Term Loan B, 1st Lien
8.941%, 03/15/30	599	597
GFL Environmental, Term Loan
8.145%, 05/28/27	703	703
Rubix Group, Term Loan, 1st Lien
0.000%, 09/12/26(F)	1,000	1,069
Vaco Holdings, LLC, Term Loan, 1st Lien
10.048%, 01/21/29	348	317
Total Industrials		3,174
Information Technology [0.3%]
Aspect Software, Term Loan, 2nd Lien
14.238%, 05/03/29	175	87
E2open, Term Loan B, 1st Lien
8.719%, 02/04/28	748	744
Magenta Buyer, Term Loan, 1st Lien
13.530%, 07/27/29	110	71
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
8.910%, 07/28/28	997	973
Ultra Clean Holdings, Term Loan, 1st Lien
8.904%, 08/27/25	1,880	1,878
Zacapa S.a r.l., Initial Term Loan (2022), 1st Lien
8.898%, CME Term SOFR + 4.250%, 02/10/29(B)	1,976	1,919
Total Information Technology		5,672

Description	Face Amount (000)(1)	Value (000)
Insurance [0.2%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.654%, LIBOR + 3.500%, 02/15/27(B)	$2,000	$1,938
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.503%, CME Term SOFR + 4.250%, 08/19/28(B)	1,000	949
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.404%, LIBOR + 5.250%, 01/20/29(B)	1,000	836
Total Insurance		3,723
Leisure Products [0.1%]
Topgolf Callaway, Term Loan, 1st Lien
8.753%, 03/15/30	1,197	1,195
Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
8.938%, LIBOR + 3.750%, 08/27/28(B)	725	726
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.768%, LIBOR + 3.500%, 09/29/28(B)	672	666
Total Leisure, Amusement, Motion Pictures, Entertainment		1,392
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.2%]
ChampionX Corporation, Term B-1 Loan, 1st Lien
8.500%, CME Term SOFR + 3.250%, 05/13/29(B)	923	923
Coherent Corp., Initial Term B Loan, 1st Lien
8.018%, LIBOR + 2.750%, 07/02/29(B)	817	814
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
7.753%, LIBOR + 2.500%, 03/31/27(B)	666	661

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
MKS Instruments, Inc., Initial Dollar Term B Loan, 1st Lien
7.939%, CME Term SOFR + 2.750%, 08/17/29(B)		$1,552	$1,552
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			3,950
Manufacturing [0.1%]
Safic-Alcan, Term Loan, 1st Lien
8.140%, Euribor + 5.125%, 06/22/29(B)		1,000	1,084
Manufacturing/Machinery/Industrial [0.2%]
Alpha Bidco, Term Loan, 1st Lien
6.765%, 07/30/25		1,500	1,623
BCP V Modular Services, Term Loan, 1st Lien
7.515%, 10/07/28		2,000	2,043
Dexko Global Inc., Term Loan, 1st Lien
11.398%, 10/04/28		405	396
Distributed Power Term Loan B
6.339%, Euribor + 3.500%, 10/03/25(B)	EUR	1,000	1,072
Total Manufacturing/Machinery/Industrial			5,134
Materials [0.0%]
Caldic, Term Loan, 1st Lien
8.795%, 02/26/29		558	546
Media [0.0%]
Houghton Mifflin, Term Loan, 1st Lien
10.503%, 04/04/29		711	604
Metals & Mining [0.0%]
TMS International Corp, Term Loan, 1st Lien
9.903%, CME Term SOFR + 4.750%, 03/07/30(B)		524	521
Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	1,011	—

Description	Face Amount (000)(1)		Value (000)
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
9.157%, CME Term SOFR + 4.000%, 05/05/30(B)		$615	$612
Total Mining, Steel, Iron and Nonprecious Metals			612
Oil and Gas [0.2%]
AL NGPL Holdings, LLC, Third Amendment Incremental Term Loan
9.012%, 04/13/28		85	84
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
10.647%, LIBOR + 5.000%, 09/03/25(B)		446	424
Keane Group Holdings, LLC, Initial Term Loan, 1st Lien
8.688%, LIBOR + 3.500%, 05/19/25(B)		1,620	1,618
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.677%, CME Term SOFR + 4.500%, 09/19/29(B)		1,405	1,392
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
8.910%, CME Term SOFR + 3.750%, 10/18/28(B)		636	630
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1st Lien
8.539%, CME Term SOFR + 3.250%, 10/05/28(B)		1,407	1,402
Total Oil and Gas			5,550
Packaging / Paper / Forest Products [0.2%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
7.983%, Euribor + 4.750%, 02/04/26(B)		1,000	1,000
Multi-Color Coporation, Term Loan, 1st Lien
8.199%, Euribor + 5.000%, 10/20/28(B)		977	1,046
Weener Plastics Group Term Loan B
6.677%, Euribor + 3.750%, 06/20/25(B)	EUR	1,500	1,622
Total Packaging / Paper / Forest Products			3,668

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.0%]
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
11.253%, CME Term SOFR + 6.000%, 12/20/29(B)	$310	$287
Personal Transportation [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.000%, LIBOR + 4.750%, 04/20/28(B)	2,000	2,040
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.764%, LIBOR + 5.250%, 06/21/27(B)	1,882	1,953
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
8.799%, LIBOR + 3.750%, 10/20/27(B)	954	990
Total Personal Transportation		4,983
Pharmaceuticals [0.5%]
Aenova, Term Loan
7.332%, 03/06/26	2,500	2,633
Cheplapharm, Term Loan, 1st Lien
7.108%, Euribor + 3.750%, 02/09/29	2,000	2,145
Financiere Verdi I SAS, 1st Lien
8.680%, 03/31/28	1,000	1,097
Nextpharma Holdings Ltd, Term Loan, 1st Lien
6.515%, 03/31/28	1,000	1,019
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
6.915%, Euribor + 3.500%, 08/21/26(B)	2,000	2,098
Organon & Co, Term Loan, 1st Lien
6.490%, 06/02/28	990	1,068
Stamina BidCo B.V., Facility B, 1st Lien
7.175%, Euribor + 4.000%, 11/02/28(B)	1,000	1,074
Total Pharmaceuticals		11,134

Description	Face Amount (000)(1)	Value (000)
Printing, Publishing and Broadcasting [0.3%]
AppLovin Corporation, Initial Term Loan, 1st Lien
8.503%, CME Term SOFR + 3.350%, 08/15/25(B)	$1,583	$1,581
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
10.159%, LIBOR + 5.000%, 05/19/26(B)	679	528
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
8.334%, CME Term SOFR + 3.250%, 01/18/29(B)	997	994
Magnite, Inc., Initial Term Loan, 1st Lien
10.154%, LIBOR + 5.000%, 04/28/28(B)	941	935
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
8.055%, Euribor + 5.000%, 04/11/29(B)	1,000	1,001
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
9.659%, LIBOR + 4.500%, 12/04/26(B)	788	738
Total Printing, Publishing and Broadcasting		5,777
Publishing and Media-other [0.1%]
Infinitas Learn Cov-Lite Lien1
7.769%, 07/21/28	1,000	1,044
S4 Capital Lux, Term Loan, 1st Lien
7.163%, 07/31/28	1,000	1,073
Total Publishing and Media-other		2,117
Retail [0.1%]
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 08/28/23(B)	248	1
Belk,Inc., First-Out Loan, 1st Lien
12.976%, LIBOR + 7.500%, 07/31/25(B)	1,635	1,316
Belk,Inc., Second-Out Loan, 1st Lien
10.000%, FIXED + 0.000%, 07/31/25(B)	658	75

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, LIBOR + 4.250%, 06/23/23(B) (E)		$794	$1
Sally Beauty, Term Loan B, 1st Lien
7.653%, CME Term SOFR + 2.500%, 02/15/30		998	996
Total Retail			2,389
Retail (non-food/drug) [0.3%]
AL AS Adventure, Term Loan, 1st Lien
8.637%, 04/24/26		2,228	2,213
Euro Garage Limited (EG Group) (GBP) Term Loan B
8.454%, LIBOR + 4.750%, 02/07/25(B)	GBP	907	1,125
Peer Holding Iii B.V
6.377%, 11/27/26	EUR	2,000	2,139
THG Operations Holdings Limited, Facility B, 1st Lien
8.262%, 12/10/26	EUR	1,000	951
Total Retail (non-food/drug)			6,428
Retail Stores [0.3%]
Belfor Holdings Inc., Initial Term Loan, 1st Lien
9.154%, LIBOR + 4.000%, 04/06/26(B)		1,243	1,239
CD&R Firefly Bidco Limited, Facility B5, 1st Lien
10.487%, SONIA + 6.000%, 06/21/28		1,000	1,227
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
10.660%, CME Term SOFR + 5.500%, 04/21/28(B)		583	582
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
8.904%, LIBOR + 3.750%, 03/06/28(B)		900	892
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
10.018%, LIBOR + 4.750%, 06/30/28(B)		791	402
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 12/17/27(B)		1,181	1,132

Description	Face Amount (000)(1)		Value (000)
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
7.943%, LIBOR + 2.750%, 09/23/26(B)		$834	$833
Rising Tide Holdings, Inc., Initial Term Loan
13.764%, CME Term SOFR + 8.250%, 06/01/29(B)		241	24
0.000%, CME Term SOFR + 8.250%, 06/01/29(B) (F)		245	74
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
10.264%, CME Term SOFR + 4.750%, 06/01/28		143	85
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(F)		9	43
Total Retail Stores			6,533
Services [0.9%]
Adtalem Global, Term Loan B, 1st Lien
9.154%, 08/12/28		1,444	1,443
American Public Education, Term Loan B, 1st Lien
10.654%, 03/29/27		759	729
Assystem Technologies, Term Loan, 1st Lien
7.540%, 09/27/24		1,000	1,019
Boels, Term Loan
6.565%, 02/06/27		1,000	1,079
Eagle Bidco Limited, Term Loan, 1st Lien
8.961%, 03/10/28		1,182	1,407
Foncia, Term Loan, 1st Lien
7.077%, 03/17/28		1,000	1,022
Franklin UK Midco Limited, New Facility B1, 1st Lien
7.643%, Euribor + 5.250%, 12/18/26(B)		598	636
Franklin UK Midco Limited, New Facility B2, 1st Lien
7.643%, Euribor + 5.250%, 12/18/26(B)		20	21
Franklin UK Midco Limited, New Facility B3, 1st Lien
6.712%, Euribor + 5.250%, 12/18/26(B)		231	246

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Franklin UK Midco Limited, New Facility B4, 1st Lien
8.862%, Euribor + 5.250%, 12/18/26(B)		$151	$160
Kronosnet, Term Loan, 1st Lien
8.961%, 07/28/29		1,500	1,503
MGroup Term Loan B
8.837%, 07/25/25	GBP	1,700	2,116
Oravel Stays, Term Loan B, 1st Lien
13.790%, 06/05/26		849	716
QA Term Loan
9.338%, LIBOR + 4.750%, 07/26/24(B)	GBP	1,500	1,837
Sapphire Bidco B.V., Facility B, 1st Lien
5.803%, 05/05/25	EUR	1,500	1,628
Sitel Group, Term Loan, 1st Lien
6.950%, 07/28/28		1,500	1,575
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
8.503%, 02/10/29		771	764
Unique BidCo AB, Facility B Loan, 1st Lien
8.565%, Euribor + 5.250%, 03/11/29(B)		1,000	1,031
Vistra, Term Loan
6.963%, 10/27/25		953	1,035
WSH Term Loan
9.461%, 02/27/26	GBP	1,000	1,206
Total Services			21,173
Shipping [0.0%]
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
12.160%, 07/26/29		350	273
Software & Service [0.0%]
Roper Technologies, Term Loan, 1st Lien
0.000%, 11/30/29(F)		1,000	1,068
Technology [0.1%]
Lumileds, Exit Takeback Term Loan, 1st Lien
14.045%, 10/31/27		145	71
UST Holdings Ltd, Term Loan, 1st Lien
8.768%, 11/20/28		766	754

Description	Face Amount (000)(1)		Value (000)
Virtusa, Term Loan, 1st Lien
9.331%, 02/11/28		$1,249	$1,232
Total Technology			2,057
Technology Hardware [0.0%]
SubCom, Incremental Term Loan, 1st Lien
10.525%, CME Term SOFR + 5.250%, 04/27/27(B)		185	185
Technology, Electronics, Software & IT [0.2%]
Civica, Term Loan, 1st Lien
8.950%, 10/10/24(B)	GBP	1,000	1,227
Colour Bidco (NGA UK) Term Loan B
9.201%, LIBOR + 5.250%, 11/22/24(B)	GBP	1,606	1,958
Polaris Newco LLC, Term Loan, 1st Lien
7.242%, 06/02/28		970	924
Total Technology, Electronics, Software & IT			4,109
Telecommunications [0.8%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.654%, LIBOR + 5.500%, 09/01/27(B)		500	482
Circet Europe, Senior Facility B, 1st Lien
6.265%, Euribor + 3.250%, 07/09/28(B)		1,500	1,597
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.660%, LIBOR + 3.500%, 12/11/26(B)		2,008	2,005
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
7.443%, LIBOR + 2.250%, 01/31/28(B)		1,000	985
Creation Technologies Inc., Initial Term Loan, 1st Lien
10.723%, LIBOR + 5.500%, 09/14/28(B)		763	724
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
9.444%, CME Term SOFR + 4.250%, 02/01/29(B)		1,210	1,204

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Lorca Holdco Limited, Facility B, 1st Lien
8.022%, Euribor + 4.250%, 07/02/27(B)		$2,500	$2,670
Lumen Technologies Inc., Term B Loan, 1st Lien
7.518%, LIBOR + 2.250%, 03/15/27(B)		1,062	815
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 09/25/26(B)		1,792	1,491
UPC Broadband Holding B.V., Facility AY, 1st Lien
6.253%, Euribor + 3.000%, 01/31/29(B)		1,000	1,046
Voyage Digital (NZ) Limited, Initial U.S. Term Loan, 1st Lien
9.362%, CME Term SOFR + 4.500%, 03/03/29(B)		1,134	1,128
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
6.915%, Euribor + 4.000%, 11/19/28(B)		2,000	2,150
Zayo Group Holdings, Term Loan, 1st Lien
0.000%, 03/09/27(F)		997	855
Ziggo B.V., Term Loan H Facility, 1st Lien
6.102%, Euribor + 3.000%, 01/31/29(B)	EUR	2,000	2,041
Total Telecommunications			19,193
Transportation, Airlines & Distribution [0.0%]
Financiere Storage, Term Loan, 1st Lien
11.265%, Euribor + 8.250%, 09/25/26(B)		1,000	987
Utilities [0.2%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
8.909%, LIBOR + 3.750%, 10/02/25(B)		963	925
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.590%, CME Term SOFR + 4.500%, 05/17/30(B)		392	390

Description	Face Amount (000)(1)		Value (000)
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
9.590%, CME Term SOFR + 4.500%, 05/17/30(B)		$318	$316
Traverse Midstream Partners LLC, Advance, 1st Lien
8.726%, CME Term SOFR + 4.250%, 02/16/28(B)		803	795
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.005%, LIBOR + 5.750%, 06/22/26(B)		997	990
Total Utilities			3,416
Total Loan Participations
(Cost $356,070)			337,343
Non-Listed Business Development Companies [4.5%]
Financials [4.5%]
Golub Capital BDC 3(I)		5,007,204	75,108
Golub Capital BDC 4(I)		1,118,455	16,777
TCW Direct Lending LLC(I)		10,922,571	11,020
Total Financials			102,905
Total Non-Listed Business Development Companies
(Cost $102,782)			102,905
Limited Partnership [2.9%]
Cartesian LP*		10,000	13,178
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		3,319	4,338
Oberland Capital Healthcare Solutions LP(I)		3,949	4,055
Primary Wave Music IP Fund LP(I)		40,381	44,062
Total Limited Partnership
(Cost $57,649)			65,633
Life Settlement Contracts [2.6%](E)(G)
American General Life #508L, Acquired 05/30/2014		2,595	1,617
American General Life #542L, Acquired 07/30/2015		83	516
American General Life #906L, Acquired 07/30/2015		479	3,436
AXA Equitable Life #0474, Acquired 11/04/2013		7,290	4,845

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
AXA Equitable Life #1616, Acquired 05/30/2014		$3,254	$1,629
AXA Equitable Life #1898, Acquired 11/04/2013		441	1,212
AXA Equitable Life #7233, Acquired 11/04/2013		395	1,508
AXA Equitable Life #7578, Acquired 11/04/2013		2,104	2,595
AXA Equitable Life #7857, Acquired 11/04/2013		2,297	0
AXA Equitable Life #8538, Acquired 11/04/2013		1,333	764
Guardian Insurance #0346, Acquired 11/04/2013		646	1,314
Hartford Life #4700, Acquired 11/24/2015		81	274
ING Reliastar #776H, Acquired 05/30/2014		1,518	749
John Hancock #0430, Acquired 05/30/2014		2,418	1,439
John Hancock #1929, Acquired 05/30/2014		3,812	2,027
John Hancock #5072, Acquired 05/30/2014		1,409	3,647
John Hancock #5080, Acquired 11/19/2013		313	3,647
John Hancock #5885, Acquired 05/30/2014		894	1,843
John Hancock #6686, Acquired 05/30/2014		3,035	1,320
Lincoln National #4754, Acquired 09/17/2015		610	4,168
Lincoln National #5658, Acquired 09/17/2015		329	1,122
Lincoln National #7099, Acquired 09/17/2015		1,254	4,196
Lincoln National #8558, Acquired 09/17/2015		1,659	1,823
Mass Mutual #5681, Acquired 11/05/2013		288	1,772
Met Life #8MLU, Acquired 05/20/2014		1,413	286
Penn Life #8183, Acquired 10/18/2016		46	135
Penn Mutual #3106, Acquired 05/30/2014		1,294	1,805
Phoenix Life #5715, Acquired 10/18/2016		570	2,890
Phoenix Life #6157, Acquired 10/18/2016		569	2,876
Phoenix Life #8499, Acquired 05/30/2014		756	1,765

Description	Face Amount (000)(1)		Value (000)
Phoenix Life #8509, Acquired 05/30/2014		$761	$1,765
Principal Financial #6653, Acquired 10/30/2013		306	489
Security Mutual Life #5380, Acquired 10/28/2013		410	–
Transamerica #1708, Acquired 10/28/2013		957	227
Transamerica #8205, Acquired 10/28/2013		714	–
Total Life Settlement Contracts
(Cost $46,333)			59,701
Sovereign Debt [0.5%]
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,630
Costa Rica Government International Bond
5.625%, 04/30/43		368	315
Dominican Republic International Bond
4.875%, 09/23/32		2,700	2,295
Ghana Government International Bond
8.625%, 04/07/34		578	246
Ivory Coast Government International Bond
6.125%, 06/15/33		2,600	2,275
Mexico Government International Bond, MTN
6.050%, 01/11/40		214	216
Senegal Government International Bond
6.250%, 05/23/33		5,400	4,508
Sri Lanka Government International Bond
7.850%, 03/14/29		560	252
7.550%, 03/28/30(C)		424	191
Total Sovereign Debt
Cost ($13,618)			11,928
Convertible Bonds [0.2%]
Cable Satellite [0.0%]
DISH Network
3.375%, 08/15/26		750	381
Coal Mining [0.0%]
New World Resources
4.000%cash/0% PIK, 10/07/20(C)	EUR	380	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
E-Commerce/Products [0.0%]
Sea
0.250%, 09/15/26	$920	$738
E-Commerce/Services [0.1%]
MercadoLibre
2.000%, 08/15/28	570	1,558
Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26	680	769
Total Convertible Bonds
Cost ($3,874)		3,446
Common Stock [0.2%]
Cable Satellite [0.0%]
Intelsat Jackson (E)	2,116	10
Consumer Cyclical [0.1%]
TruKid *	232	579
Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—
Energy [0.0%]
BlackBrush Oil & Gas, L.P.	39,375	49
Financial Services [0.0%]
A'ayan Leasing & Investment KSCP	976,932	327
Financials [0.0%]
BCD Acquisition	1,000,000	—
Propco Certificates * (E)	3,788	40
Total Financials		40
Health Care [0.0%]
Novartex	180,000	22
Manufacturing [0.0%]
Vivarte	6,000	1
Media Entertainment [0.0%]
iHeartMedia *	12,136	44
Oil Field Services [0.1%]
Superior Energy	20,620	1,392

Description	Face Amount (000)(1)	Value (000)
Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *	$3,039,550	$307
Summit Midstream Partners *	11,456	186
Total Oil, Gas & Consumable Fuels		493
Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—
Total Other		—
Retailers [0.0%]
Belk, Inc.	81	1
Penney Borrower LLC * (E)	505	3
Total Retailers		4
Services [0.0%]
Wayne Services Legacy *	257	—
Technology [0.0%]
AS ADV Shares	127,800	627
Lumileds * (E)	4,241	2
Total Technology		629
Utilities [0.0%]
Longview Power LLC	64,904	779
Total Common Stock
(Cost $5,413)		4,369
Warrants [0.0%]
Altisource
Expires 06/21/24* (H)	7,176	41
Toys 'R' Us/Hill Street
Expires 06/21/23* (H)	14,795	7
Total Warrants
(Cost $0)		48

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP	$1,299	$771
Total Preferred Stock
(Cost $366)		771
Short-Term Investment [5.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.880%**	133,290,397	133,290
Total Short-Term Investment
(Cost $133,290)		133,290
Total Investments [98.9%]
(Cost $2,542,804)		$2,261,871

Percentages are based on net assets of $2,287,014 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $773,648 (000), representing 33.8% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Zero coupon security.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Unsettled bank loan, Interest rate not available.
(G)	Security is considered restricted. The total market value of such securities as of June 30, 2023 was $59,701 (000) and represented 2.61% of Net Assets of the Fund.
(H)	Strike Price is unavailable.

(I)	Unfunded Commitments as of June 30, 2023:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3	$75,108,058	$375,000	None	None
Golub Capital BDC 4	16,776,821	58,223,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	4,338,207	16,681,250	None	None
Oberland Capital Healthcare Solutions LP	4,054,230	15,715,097	None	None
Primary Wave Music IP Fund LP	44,062,312	8,001,335	None	None
TCW Direct Lending LLC	11,019,782	13,995,043	None	None
Total	$155,359,410	$112,990,904

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japenese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financiang Rate 3 Months

ULC — Unlimited Liability Company

USD — United States Dollar

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

At June 30, 2023, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at June 30, 2023, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	1	5/30/2014	5/30/2014	$2,595	$1,617	0.1%
American General Life #542L	1	7/30/2015	7/30/2015	83	516	0.0%
American General Life #906L	1	7/30/2015	7/30/2015	479	3,436	0.1%
AXA Equitable Life #0474	1	11/4/2013	11/4/2013	7,290	4,845	0.2%
AXA Equitable Life #1616	1	5/30/2014	5/30/2014	3,254	1,629	0.1%
AXA Equitable Life #1898	1	11/4/2013	11/4/2013	441	1,212	0.0%
AXA Equitable Life #7233	1	11/4/2013	11/4/2013	395	1,508	0.1%
AXA Equitable Life #7578	1	11/4/2013	11/4/2013	2,104	2,595	0.1%
AXA Equitable Life #7857	1	11/4/2013	11/4/2013	2,297	-	0.0%
AXA Equitable Life #8538	1	11/4/2013	11/4/2013	1,333	764	0.0%
Guardian Insurance #0346	1	11/4/2013	11/4/2013	646	1,314	0.1%
Hartford Life #4700	1	11/24/2015	11/24/2015	81	274	0.0%
ING Reliastar #776H	1	5/30/2014	5/30/2014	1,518	749	0.0%
John Hancock #0430	1	5/30/2014	5/30/2014	2,418	1,439	0.1%
John Hancock #1929	1	5/30/2014	5/30/2014	3,812	2,027	0.1%
John Hancock #5072	1	5/30/2014	5/30/2014	1,409	3,647	0.1%
John Hancock #5080	1	11/19/2013	11/19/2013	313	3,647	0.2%
John Hancock #5885	1	5/30/2014	5/30/2014	894	1,843	0.1%
John Hancock #6686	1	5/30/2014	5/30/2014	3,035	1,320	0.1%
Lincoln National #4754	1	9/17/2015	9/17/2015	610	4,168	0.2%
Lincoln National #5658	1	9/17/2015	9/17/2015	329	1,122	0.0%
Lincoln National #7099	1	9/17/2015	9/17/2015	1,254	4,196	0.2%
Lincoln National #8558	1	9/17/2015	9/17/2015	1,659	1,823	0.1%
Mass Mutual #5681	1	11/5/2013	11/5/2013	288	1,772	0.1%
Met Life #8MLU	1	5/20/2014	5/20/2014	1,413	286	0.0%
Penn Life #8183	1	10/18/2016	10/18/2016	46	135	0.0%
Penn Mutual #3106	1	5/30/2014	5/30/2014	1,294	1,805	0.1%
Phoenix Life #5715	1	10/18/2016	10/18/2016	570	2,890	0.1%
Phoenix Life #6157	1	10/18/2016	10/18/2016	569	2,876	0.1%
Phoenix Life #8499	1	5/30/2014	5/30/2014	756	1,765	0.1%
Phoenix Life #8509	1	5/30/2014	5/30/2014	761	1,765	0.1%
Principal Financial #6653	1	10/30/2013	10/30/2013	306	489	0.0%
Security Mutual Life #5380	1	10/28/2013	10/28/2013	410	-	0.0%
Transamerica #1708	1	10/28/2013	10/28/2013	957	227	0.0%
Transamerica #8205	1	10/28/2013	10/28/2013	714	-	0.0%
				$46,333	$59,701	2.6%

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	07/12/23	USD	26,563	EUR	24,500	$182
U.S. Bank	07/12/23	EUR	206,415	USD	223,157	(2,169)
U.S. Bank	07/13/23	GBP	12,910	USD	16,228	(169)
U.S. Bank	07/13/23	EUR	1,700	USD	1,858	2
U.S. Bank	07/13/23	EUR	122,830	USD	132,789	(1,301)
						$(3,455)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(279)	Sep-2023	$(31,810)	$(31,322)	$488

CNR-QH-002-2700

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.6%]
Communication Services [8.0%]
AT&T	268,900	$4,289
BCE	80,100	3,652
Interpublic Group	94,900	3,661
Verizon Communications	93,500	3,477
Total Communication Services		15,079
Consumer Discretionary [5.4%]
Ford Motor	165,300	2,501
Genuine Parts	24,600	4,163
Wendy's	90,200	1,962
Whirlpool	10,900	1,622
Total Consumer Discretionary		10,248
Consumer Staples [11.2%]
Altria Group	100,400	4,548
Coca-Cola	71,500	4,306
General Mills	52,900	4,057
Philip Morris International	42,000	4,100
Procter & Gamble	26,300	3,991
Total Consumer Staples		21,002
Energy [7.5%]
Chevron	34,100	5,366
Marathon Petroleum	30,000	3,498
Williams	159,900	5,217
Total Energy		14,081
Financials [22.5%]
Ares Capital	259,800	4,882
Cincinnati Financial	41,400	4,029
Citigroup	41,000	1,888
Citizens Financial Group	135,100	3,524
Eversource Energy	51,500	3,652
Fifth Third Bancorp	145,100	3,803
First Horizon	174,100	1,962
Franklin Resources	61,300	1,637
Hartford Financial Services Group	58,500	4,213
MetLife	69,600	3,935
Principal Financial Group	46,300	3,511
Unum Group	43,300	2,065
US Bancorp	100,000	3,304
Total Financials		42,405
Health Care [4.7%]
AbbVie	19,800	2,668
Merck	37,200	4,293
Pfizer	51,500	1,889
Total Health Care		8,850
Industrials [4.3%]
Emerson Electric	49,600	4,483
Lockheed Martin	7,900	3,637
Total Industrials		8,120
Information Technology [4.3%]
Cisco Systems	52,400	2,711
HP	62,100	1,907

Description	Shares	Value (000)
IBM	26,700	$3,573
Total Information Technology		8,191
Materials [6.3%]
International Paper	136,500	4,342
LyondellBasell Industries, Cl A	42,700	3,921
Sonoco Products	59,300	3,500
Total Materials		11,763
REITs [6.2%]
Crown Castle	16,700	1,903
Mid-America Apartment Communities	9,400	1,427
NNN REIT	106,500	4,557
Prologis	21,000	2,575
Simon Property Group	10,500	1,213
Total REITs		11,675
Utilities [18.2%]
American Electric Power	70,800	5,961
Avangrid	69,400	2,615
Dominion Energy	72,000	3,729
Duke Energy	61,100	5,483
Entergy	47,000	4,577
FirstEnergy	93,600	3,639
NextEra Energy Partners	42,100	2,469
NiSource	78,600	2,149
Sempra Energy	23,600	3,436
Total Utilities		34,058
Total Common Stock
(Cost $166,735)		185,472
Short-Term Investment [0.6%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.880%**	1,103,615	1,104
Total Short-Term Investment
(Cost $1,104)		1,104
Total Investments [99.2%]
(Cost $167,839)		$186,576

Percentages are based on Net Assets of $187,991 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2023.

Cl — Class

REIT — Real Estate Investment Trust

CNR-QH-002-2700

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.6%]
Aerospace & Defense [1.4%]
Northrop Grumman	12,000	$5,470
Banks [2.6%]
JPMorgan Chase	68,000	9,890
Beverages [3.7%]
Anheuser-Busch InBev ADR	122,590	6,953
PepsiCo	38,600	7,150
Total Beverages		14,103
Biotechnology [2.6%]
Gilead Sciences	89,000	6,859
Vertex Pharmaceuticals *	9,500	3,343
Total Biotechnology		10,202
Broadline Retail [3.2%]
Amazon.Com *	93,500	12,189
Capital Markets [1.9%]
CME Group, Cl A	19,500	3,613
S&P Global	9,430	3,781
Total Capital Markets		7,394
Chemicals [0.7%]
Linde	7,450	2,839
Commercial Services & Supplies [2.7%]
Cintas	20,850	10,364
Construction & Engineering [1.7%]
Quanta Services	33,800	6,640
Consumer Finance [0.6%]
American Express	12,259	2,135
Consumer Staples Distribution & Retail [4.8%]
Costco Wholesale	21,000	11,306
Walmart	46,000	7,230
Total Consumer Staples Distribution & Retail		18,536
Electric Utilities [1.5%]
NextEra Energy	80,000	5,936
Entertainment [1.5%]
Walt Disney *	66,010	5,893
Financial Services [7.1%]
Berkshire Hathaway, Cl B *	21,400	7,297
Mastercard, Cl A	25,850	10,167
Visa, Cl A	42,100	9,998
Total Financial Services		27,462
Ground Transportation [0.8%]
Old Dominion Freight Line	7,900	2,921

Description	Shares	Value (000)
Health Care Equipment & Supplies [3.0%]
Becton Dickinson	24,000	$6,336
Edwards Lifesciences *	57,000	5,377
Total Health Care Equipment & Supplies		11,713
Health Care Providers & Services [5.2%]
HCA Healthcare	18,000	5,463
UnitedHealth Group	30,000	14,419
Total Health Care Providers & Services		19,882
Hotels, Restaurants & Leisure [4.1%]
McDonald's	33,000	9,847
Starbucks	59,000	5,845
Total Hotels, Restaurants & Leisure		15,692
Insurance [1.3%]
Aon, Cl A	6,500	2,244
Chubb	13,500	2,599
Total Insurance		4,843
Interactive Media & Services [3.1%]
Alphabet, Cl A *	101,150	12,108
IT Services [1.7%]
Accenture, Cl A	21,200	6,542
Life Sciences Tools & Services [3.1%]
Danaher	12,292	2,950
Thermo Fisher Scientific	17,000	8,870
Total Life Sciences Tools & Services		11,820
Machinery [2.9%]
Parker-Hannifin	7,150	2,789
Trane Technologies	44,000	8,415
Total Machinery		11,204
Media [0.6%]
Comcast, Cl A	54,000	2,244
Oil, Gas & Consumable Fuels [2.7%]
EOG Resources	49,000	5,607
ExxonMobil	17,000	1,823
Occidental Petroleum	28,600	1,682
Pioneer Natural Resources	6,601	1,368
Total Oil, Gas & Consumable Fuels		10,480
Pharmaceuticals [0.9%]
Zoetis, Cl A	19,000	3,272
Semiconductors & Semiconductor Equipment [5.6%]
ASML Holding, Cl G	16,950	12,284
NXP Semiconductors	44,800	9,170
Total Semiconductors & Semiconductor Equipment		21,454
Software [11.1%]
Adobe *	20,000	9,780
Microsoft	87,000	29,627

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2023 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Roper Technologies	7,000	$3,365
Total Software		42,772
Specialized REITs [1.6%]
American Tower	9,800	1,901
Equinix	5,600	4,390
Total Specialized REITs		6,291
Specialty Retail [4.3%]
Home Depot	40,000	12,425
TJX	50,922	4,318
Total Specialty Retail		16,743
Technology Hardware, Storage & Peripherals [7.4%]
Apple	148,000	28,708
Water Utilities [1.2%]
American Water Works	32,000	4,568
Wireless Telecommunication Services [2.0%]
T-Mobile US *	55,000	7,639
Total Common Stock
(Cost $181,165)		379,949
Short-Term Investment [1.4%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.880%**	5,497,729	5,498
Total Short-Term Investment
(Cost $5,498)		5,498
Total Investments [100.0%]
(Cost $186,663)		$385,447

Percentages are based on Net Assets of $385,439 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.

ADR — American Depository Receipts

Cl — Class

CNR-QH-002-2700

CITY NATIONAL ROCHDALE FUNDS | PAGE 2